UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-21720

Northern Lights Fund Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2619

Date of fiscal year end:	4/30

Date of reporting period:	4/30/26

Item 1. Reports to Stockholders.

(a)

PFG American Funds® Conservative Income Strategy Fund

Class I (PFCOX )

Annual Shareholder Report - April 30, 2026

Fund Overview

This annual shareholder report contains important information about PFG American Funds® Conservative Income Strategy Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.tpfg.com/funds-reports. You can also request this information by contacting us at 888-451-TPFG.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$199	1.93%

How did the Fund perform during the reporting period?

The Fund provides investors with a broadly diversified strategic allocation that seeks current income and limited price volatility, including exposure to investment grade bonds and dividend-paying equities. The Fund's Class I Shares returned +5.97% for the fiscal year ended April 30, 2026, underperforming its benchmark, the Morningstar Conservative Target Risk Index, which returned +8.51% over the same period. The Fund benefited from strong returns across both its short duration and fixed income allocations. Key contributors to performance included the American Funds American Mutual Fund (+21.18%) and American Funds Income Fund of America (+20.06%), which leveraged dividend-paying equity exposure to boost returns, along with the American Funds American Balanced Fund (+26.47%). On a weighted basis, the American Funds American Mutual R6 (+2.03%) and American Funds Income Fund of America R6 (+1.94%) were the largest contributors to performance. While overall market volatility remained muted, the Fund’s conservative positioning and diversified approach were well-aligned with its income-oriented objective, leading to a solid year of performance in absolute terms.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

PFG American Funds Conservative Income Strategy Fund
Morningstar Conservative Target Risk Index
$15,000
$10,000
$5,000
$0
$12,260
$11,381
May-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025
Apr-2026

Table Summary
	PFG American Funds Conservative Income Strategy Fund	Morningstar Conservative Target Risk Index
May-2020	$10,000	$10,000
Apr-2021	$10,589	$11,027
Apr-2022	$10,108	$10,215
Apr-2023	$9,964	$10,176
Apr-2024	$9,986	$10,356
Apr-2025	$10,740	$11,298
Apr-2026	$11,381	$12,260

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (May 1, 2020)
PFG American Funds Conservative Income Strategy Fund	5.97%	1.45%	2.18%
Morningstar Conservative Target Risk Index	8.51%	2.14%	3.46%

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to individuals who invest in the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track the Morningstar Indices or general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 888-451-TPFG.

Fund Statistics

Table Summary
Net Assets	$276,743,616
Number of Portfolio Holdings	10
Advisory Fee	$2,910,002
Portfolio Turnover	14%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Money Market Funds	0.5%
Open End Funds	99.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Fixed Income
74.4%
Mixed Allocation
15.1%
Equity
10.1%
Money Market Funds
0.5%
Liabilities in Excess of Other Assets
-0.1%

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	0.5%
Equity	10.1%
Mixed Allocation	15.1%
Fixed Income	74.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Intermediate Bond Fund of America, Class R-6	24.8%
Bond Fund of America (The), Class R-6	19.8%
Short Term Bond Fund of America, Class R-6	14.9%
American Mutual Fund, Class R-6	10.1%
Income Fund of America (The), Class R-6	10.1%
American Funds Strategic Bond Fund, Class R-6	9.9%
American Balanced Fund, Class R-6	5.0%
American Funds Multi-Sector Income Fund, Class R-6	5.0%
BlackRock Liquidity FedFund, Institutional Class	0.5%
Fidelity Treasury Money Market Fund	0.0%

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.

PFG American Funds® Conservative Income Strategy Fund - Class I (PFCOX )

Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.tpfg.com/funds-reports), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 043026-PFCOX

PFG American Funds® Growth Strategy Fund

Class I (PFGGX )

Annual Shareholder Report - April 30, 2026

Fund Overview

This annual shareholder report contains important information about PFG American Funds® Growth Strategy Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.tpfg.com/funds-reports. You can also request this information by contacting us at 888-451-TPFG.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$221	1.93%

How did the Fund perform during the reporting period?

The Fund seeks to deliver broad equity market exposure through a strategic allocation to actively managed underlying funds. For the fiscal year ended April 30, 2026, the Fund's Class I Shares returned +29.18%, outperforming the Morningstar Aggressive Target Risk Index, which returned +26.26% for the same period. Among the leading contributors were the American Funds Growth Fund of America (+29.25%), American Funds SMALLCAP World Fund (+32.15%), American Funds New Economy Fund (+50.96%), and American Funds AMCAP Fund (+27.65%), each benefiting from stock selection in growth-oriented sectors. On a weighted basis, the American Funds Growth Fund of America (+7.21%) and American Funds SMALLCAP World Fund (+4.94%) were the largest contributors to performance. Overall, the Fund's  performance was driven primarily by strong active management selection, as demonstrated by a positive active return over the benchmark.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

PFG American Funds Growth Strategy Fund
Morningstar Aggressive Target Risk Index
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$22,961
$20,847
May-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025
Apr-2026

Table Summary
	PFG American Funds Growth Strategy Fund	Morningstar Aggressive Target Risk Index
May-2020	$10,000	$10,000
Apr-2021	$14,589	$14,921
Apr-2022	$12,391	$14,083
Apr-2023	$12,328	$14,263
Apr-2024	$14,891	$16,295
Apr-2025	$16,138	$18,186
Apr-2026	$20,847	$22,961

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (May 1, 2020)
PFG American Funds Growth Strategy Fund	29.18%	7.40%	13.03%
Morningstar Aggressive Target Risk Index	26.26%	9.00%	14.87%

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to individuals who invest in the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track the Morningstar Indices or general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 888-451-TPFG.

Fund Statistics

Table Summary
Net Assets	$1,241,320,172
Number of Portfolio Holdings	9
Advisory Fee	$13,960,748
Portfolio Turnover	16%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Money Market Funds	0.3%
Open End Funds	99.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Money Market Funds	0.3%
Equity	99.7%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Growth Fund of America (The), Class R-6	24.8%
Smallcap World Fund, Inc., Class R-6	15.2%
New Perspective Fund, Class R-6	14.9%
AMCAP Fund, Class R-6	14.8%
New Economy Fund (The), Class R-6	10.0%
Investment Company of America (The), Class R-6	10.0%
American Funds Fundamental Investors, Class R-6	10.0%
BlackRock Liquidity FedFund, Institutional Class	0.3%
Fidelity Treasury Money Market Fund	0.0%

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.

PFG American Funds® Growth Strategy Fund - Class I (PFGGX )

Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.tpfg.com/funds-reports), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 043026-PFGGX

PFG BNY Mellon Diversifier Strategy Fund

Class I (PFADX)

Annual Shareholder Report - April 30, 2026

Fund Overview

This annual shareholder report contains important information about PFG BNY Mellon Diversifier Strategy Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.tpfg.com/funds-reports. You can also request this information by contacting us at 888-451-TPFG.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$202	1.93%

How did the Fund perform during the reporting period?

The Fund seeks to provide diversification from traditional fixed income by allocating to a blend of alternative asset classes. For the fiscal year ended April 30, 2026, the Fund's Class I Shares returned +9.42%, outperforming the Bloomberg US Aggregate Bond Index, which returned +4.06% for the same period. The BNY Mellon Global Real Return Fund was the leading contributor, returning +20.93% and benefiting from a favorable environment for real assets. BNY Mellon Natural Resources also added positively with a +64.77% return, supported by strength in commodity-related equities. BNY Mellon Core Plus Fund and BNY Mellon Developed Markets Real Estate Securities contributed meaningfully as well. On a weighted basis, the BNY Mellon Global Real Return Fund (+4.64%) and BNY Mellon Natural Resources Fund (+2.11%) were the largest contributors to performance. The Fund maintained its core exposure to high-quality fixed income while its diversified allocations—particularly to infrastructure, real estate, and natural resources—drove strong relative results. Overall, manager selection contributed positively to performance, reflecting the Fund’s diversified and inflation-aware positioning across varying market conditions.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

PFG BNY Mellon Diversifier Strategy Fund
Bloomberg U.S. Aggregate Bond Index
$15,000
$10,000
$5,000
$0
$12,018
$11,510
Dec-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025
Apr-2026

Table Summary
	PFG BNY Mellon Diversifier Strategy Fund	Bloomberg U.S. Aggregate Bond Index
Dec-2017	$10,000	$10,000
Apr-2018	$9,720	$9,801
Apr-2019	$9,778	$10,320
Apr-2020	$9,915	$11,438
Apr-2021	$11,118	$11,408
Apr-2022	$10,714	$10,437
Apr-2023	$10,486	$10,392
Apr-2024	$10,493	$10,240
Apr-2025	$10,983	$11,061
Apr-2026	$12,018	$11,510

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (December 11, 2017)
PFG BNY Mellon Diversifier Strategy Fund	9.42%	1.57%	2.22%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.18%	1.69%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 888-451-TPFG.

Fund Statistics

Table Summary
Net Assets	$115,489,848
Number of Portfolio Holdings	7
Advisory Fee	$1,362,842
Portfolio Turnover	32%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	5.0%
Money Market Funds	0.4%
Open End Funds	94.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Fixed Income
61.4%
Alternative
25.1%
Equity
13.1%
Money Market Funds
0.4%

Table Summary
Value	Value
Money Market Funds	0.4%
Equity	13.1%
Alternative	25.1%
Fixed Income	61.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
BNY Mellon Core Plus Fund, Class I	61.4%
BNY Mellon Global Real Return Fund, Class I	25.1%
BNY Mellon Natural Resources Fund, Class I	5.0%
iShares Global Infrastructure ETF	5.0%
BNY Mellon Global Real Estate Securities Fund, Class I	3.1%
BlackRock Liquidity FedFund, Institutional Class	0.4%
Fidelity Treasury Money Market Fund	0.0%

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.

PFG BNY Mellon Diversifier Strategy Fund - Class I (PFADX)

Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.tpfg.com/funds-reports), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 043026-PFADX

PFG BR Target Allocation Equity Strategy Fund

Class I (PFESX )

Annual Shareholder Report - April 30, 2026

Fund Overview

This annual shareholder report contains important information about PFG BR Target Allocation Equity Strategy Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.tpfg.com/funds-reports. You can also request this information by contacting us at 888-451-TPFG.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$222	1.93%

How did the Fund perform during the reporting period?

 The Fund is tactically managed, providing investors with global equity exposure. The Fund's Class I Shares returned +30.05% for the fiscal year ended April 30, 2026, outperforming the Morningstar Aggressive Target Risk Index, which returned +26.26%. The Fund saw strong contributions from U.S. and international equity exposures. Notably, iShares U.S. Equity Factor Rotation ETF (+33.02%) and iShares MSCI Emerging Markets ex China ETF (+65.45%) were key outperformers, while iShares Core S&P 500 ETF and iShares S&P 500 Growth ETF also contributed positively. On a weighted basis, the iShares Core S&P 500 ETF (+7.94%) and iShares S&P 500 Growth ETF (+4.43%) were the largest contributors to performance. From an attribution standpoint, the Fund benefitted from manager selection, particularly in the U.S. equity sleeve and select emerging markets and factor-based strategies, which helped drive outperformance. The Fund remained fully invested, with minimal allocation to cash equivalents, and active positioning emphasized diversified global equity exposure with tactical tilts toward quality, value, and factor rotation themes.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

PFG BR Target Allocation Equity Strategy Fund
Morningstar Aggressive Target Risk Index
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$22,961
$21,461
May-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025
Apr-2026

Table Summary
	PFG BR Target Allocation Equity Strategy Fund	Morningstar Aggressive Target Risk Index
May-2020	$10,000	$10,000
Apr-2021	$14,212	$14,921
Apr-2022	$12,892	$14,083
Apr-2023	$12,983	$14,263
Apr-2024	$15,141	$16,295
Apr-2025	$16,502	$18,186
Apr-2026	$21,461	$22,961

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (May 1, 2020)
PFG BR Target Allocation Equity Strategy Fund	30.05%	8.59%	13.58%
Morningstar Aggressive Target Risk Index	26.26%	9.00%	14.87%

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to individuals who invest in the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track the Morningstar Indices or general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 888-451-TPFG.

Fund Statistics

Table Summary
Net Assets	$475,990,565
Number of Portfolio Holdings	14
Advisory Fee	$4,820,354
Portfolio Turnover	8%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	99.6%
Money Market Funds	0.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
99.7%
Money Market Funds
0.4%
Liabilities in Excess of Other Assets
-0.1%

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	0.4%
Equity	99.7%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
iShares Core S&P 500 ETF	25.7%
iShares MSCI USA Quality Factor ETF	12.9%
iShares S&P 500 Growth ETF	12.1%
iShares U.S. Equity Factor Rotation Active ETF	9.9%
iShares S&P 500 Value ETF	8.5%
iShares MSCI EAFE Value ETF	7.0%
iShares MSCI EAFE Growth ETF	4.5%
iShares U.S. Technology ETF	4.0%
iShares Core MSCI Emerging Markets ETF	3.5%
iShares MSCI Emerging Markets ex China ETF	3.5%

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.

PFG BR Target Allocation Equity Strategy Fund - Class I (PFESX )

Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.tpfg.com/funds-reports), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 043026-PFESX

PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund

Class I (PFFBX )

Annual Shareholder Report - April 30, 2026

Fund Overview

This annual shareholder report contains important information about PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.tpfg.com/funds-reports. You can also request this information by contacting us at 888-451-TPFG.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$197	1.93%

How did the Fund perform during the reporting period?

 The Fund's Class I Shares returned +3.78% for the fiscal year ended April 30, 2026, outperforming the Bloomberg US Aggregate Bond Index, which returned +4.06% over the same period. The Fund benefited from strong security selection across core fixed income sectors and a modest allocation to taxable municipals and corporate credit. Fidelity Advisor Total Bond Z (+1.99%) and Fidelity Advisor Strategic Income Z (+1.23%) were key contributors, supported by favorable duration positioning and sector allocation. The Fidelity Corporate Bond ETF (+1.22%) and iShares MBS ETF (+0.64%) also aided performance. On a weighted basis, the Fidelity Advisor Total Bond Fund Z (+1.99%) and Fidelity Corporate Bond ETF (+1.22%) were the largest contributors to performance. The Fund’s underweight to Treasury and agency securities, combined with active exposure to higher-yielding segments, contributed to relative outperformance. The overall investment approach remained focused on generating income while maintaining broad diversification and interest rate risk aligned with the benchmark. As of April 30, 2026, fixed income holdings comprised the vast majority of the Fund's portfolio, consistent with the Fund’s core plus mandate.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

PFG Fidelity Institutional AM Core Plus Bond Strategy Fund
Bloomberg U.S. Aggregate Bond Index
$15,000
$10,000
$5,000
$0
$9,984
$9,522
Oct-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025
Apr-2026

Table Summary
	PFG Fidelity Institutional AM Core Plus Bond Strategy Fund	Bloomberg U.S. Aggregate Bond Index
Oct-2021	$10,000	$10,000
Apr-2022	$9,000	$9,053
Apr-2023	$8,799	$9,014
Apr-2024	$8,661	$8,882
Apr-2025	$9,175	$9,595
Apr-2026	$9,522	$9,984

Average Annual Total Returns

Table Summary
	1 Year	Since Inception (October 29, 2021)
PFG Fidelity Institutional AM Core Plus Bond Strategy Fund	3.78%	-1.08%
Bloomberg U.S. Aggregate Bond Index	4.06%	-0.04%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 888-451-TPFG.

Fund Statistics

Table Summary
Net Assets	$68,679,773
Number of Portfolio Holdings	8
Advisory Fee	$848,743
Portfolio Turnover	42%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	35.9%
Money Market Funds	0.9%
Open End Funds	63.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Fixed Income
99.2%
Money Market Funds
0.9%
Liabilities in Excess of Other Assets
-0.1%

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	0.9%
Fixed Income	99.2%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Fidelity Total Bond Fund, Class Z	41.5%
Fidelity Corporate Bond ETF	17.0%
Fidelity Investment Grade Bond Fund, Class Z	13.9%
iShares MBS ETF	11.0%
Invesco Taxable Municipal Bond ETF	7.9%
Fidelity New Markets Income Fund, Class Z	7.9%
BlackRock Liquidity FedFund, Institutional Class	0.7%
Fidelity Treasury Money Market Fund	0.2%

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.

PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund - Class I (PFFBX )

Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.tpfg.com/funds-reports), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 043026-PFFBX

PFG Fidelity Institutional AM® Equity Index Strategy Fund

Class I (PFFFX )

Annual Shareholder Report - April 30, 2026

Fund Overview

This annual shareholder report contains important information about PFG Fidelity Institutional AM® Equity Index Strategy Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.tpfg.com/funds-reports. You can also request this information by contacting us at 888-451-TPFG.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$222	1.93%

How did the Fund perform during the reporting period?

The Fund provides investors with a passive, globally diversified, strategic equity allocation. The Fund Class I Shares returned +29.86% for the fiscal year ended April 30, 2026, outperforming the Morningstar Aggressive Target Risk Index return of +26.26%. Fidelity 500 Index (+31.03%) performed strongly in line with the S&P 500, while the Fidelity Global ex U.S. Index (+33.46%) also delivered robust results and contributed positively to overall performance. Mid-cap and small-cap segments added further gains, with the Fidelity Small Cap Index Fund (+44.56%) and Fidelity Mid Cap Index Fund (+25.79%) performing well. On a weighted basis, the Fidelity 500 Index Fund (+18.87%) and Fidelity Global ex US Index (+10.29%) were the largest contributors to performance. Allocation decisions had minimal impact, while the passive index approach allowed the Fund to fully participate in broad equity market strength across regions and capitalizations.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

PFG Fidelity Institutional AM Equity Index Strategy Fund
Morningstar Aggressive Target Risk Index
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$22,961
$22,270
May-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025
Apr-2026

Table Summary
	PFG Fidelity Institutional AM Equity Index Strategy Fund	Morningstar Aggressive Target Risk Index
May-2020	$10,000	$10,000
Apr-2021	$14,472	$14,921
Apr-2022	$13,550	$14,083
Apr-2023	$13,650	$14,263
Apr-2024	$15,688	$16,295
Apr-2025	$17,149	$18,186
Apr-2026	$22,270	$22,961

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (May 1, 2020)
PFG Fidelity Institutional AM Equity Index Strategy Fund	29.86%	9.00%	14.28%
Morningstar Aggressive Target Risk Index	26.26%	9.00%	14.87%

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to individuals who invest in the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track the Morningstar Indices or general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 888-451-TPFG.

Fund Statistics

Table Summary
Net Assets	$652,252,731
Number of Portfolio Holdings	6
Advisory Fee	$6,393,405
Portfolio Turnover	14%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Money Market Funds	0.5%
Open End Funds	99.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Money Market Funds	0.5%
Equity	99.5%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Fidelity 500 Index Fund, Institutional Premium Class	61.3%
Fidelity Global ex US Index Fund, Institutional Premium Class	30.1%
Fidelity Small Cap Index Fund, Institutional Premium Class	6.1%
Fidelity Mid Cap Index Fund, Institutional Premium Class	2.0%
BlackRock Liquidity FedFund, Institutional Class	0.5%
Fidelity Treasury Money Market Fund	0.0%

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.

PFG Fidelity Institutional AM® Equity Index Strategy Fund - Class I (PFFFX )

Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.tpfg.com/funds-reports), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 043026-PFFFX

PFG Fidelity Institutional AM® Equity Sector Strategy Fund

Class I (PFFSX )

Annual Shareholder Report - April 30, 2026

Fund Overview

This annual shareholder report contains important information about PFG Fidelity Institutional AM® Equity Sector Strategy Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.tpfg.com/funds-reports. You can also request this information by contacting us at 888-451-TPFG.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$226	1.93%

How did the Fund perform during the reporting period?

The Fund provides investors with a tactically managed allocation that tilts exposure to sectors based on shifts in the business cycle. For the fiscal year ended April 30, 2026, the Fund's Class I Shares returned +34.68%, outperforming the Morningstar Aggressive Target Risk Index, which returned +26.26% over the same period. Key contributors included the Fidelity Advisor Technology Z Fund, Fidelity Advisor Communication Services Z Fund, and Fidelity MSCI Energy ETF, which benefited from strong market conditions in their respective sectors. On a weighted basis, the Fidelity Advisor Technology Z (+5.31%) and Fidelity Advisor Communication Services Z (+5.16%) were the largest contributors to performance, while certain defensive and underweight sector positions were modest detractors. Tactical positioning that favored high-performing sectors such as Technology, Communication Services, and Energy, combined with a meaningful allocation to cash equivalents, drove strong relative results. While sector selection in Financials and other areas provided incremental value, the Fund’s dynamic tilts capitalized effectively on the year’s market leadership.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

PFG Fidelity Institutional AM Equity Sector Strategy Fund
Morningstar Aggressive Target Risk Index
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$24,252
$22,961
May-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025
Apr-2026

Table Summary
	PFG Fidelity Institutional AM Equity Sector Strategy Fund	Morningstar Aggressive Target Risk Index
May-2020	$10,000	$10,000
Apr-2021	$13,591	$14,921
Apr-2022	$13,942	$14,083
Apr-2023	$14,772	$14,263
Apr-2024	$17,043	$16,295
Apr-2025	$18,008	$18,186
Apr-2026	$24,252	$22,961

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (May 1, 2020)
PFG Fidelity Institutional AM Equity Sector Strategy Fund	34.68%	12.28%	15.92%
Morningstar Aggressive Target Risk Index	26.26%	9.00%	14.87%

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to individuals who invest in the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track the Morningstar Indices or general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 888-451-TPFG.

Fund Statistics

Table Summary
Net Assets	$598,328,131
Number of Portfolio Holdings	12
Advisory Fee	$6,491,074
Portfolio Turnover	120%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	53.7%
Money Market Funds	0.2%
Open End Funds	46.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	0.2%
Equity	99.7%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Fidelity Advisor Technology Fund, Class Z	24.2%
Fidelity Advisor Communication Services Fund, Class Z	18.4%
Fidelity MSCI Energy Index ETF	13.3%
Fidelity MSCI Consumer Discretionary Index ETF	10.0%
Fidelity MSCI Utilities Index ETF	8.4%
Fidelity MSCI Health Care Index ETF	7.4%
Fidelity MSCI Financials Index ETF	6.7%
Fidelity MSCI Materials Index ETF	5.2%
Fidelity Advisor Semiconductors Fund, Class Z	3.5%
Fidelity MSCI Industrials Index ETF	2.6%

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.

PFG Fidelity Institutional AM® Equity Sector Strategy Fund - Class I (PFFSX )

Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.tpfg.com/funds-reports), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 043026-PFFSX

PFG Global Equity Index Strategy Fund

Class I (PFSGX)

Annual Shareholder Report - April 30, 2026

Fund Overview

This annual shareholder report contains important information about PFG Global Equity Index Strategy Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.tpfg.com/funds-reports. You can also request this information by contacting us at 888-451-TPFG.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$221	1.93%

How did the Fund perform during the reporting period?

The Fund seeks growth of capital with exposure to passively managed and low-cost ETFs to track a specific index consisting of either or both U.S. and foreign equity securities of any capitalization. The Fund's Class I Shares returned +29.28% for the fiscal year ended April 30, 2026, outperforming its benchmark, the Morningstar Aggressive Target Risk Total Return Index, which gained +26.26%. U.S. equity exposure was the largest contributor to performance, with the Vanguard Total Stock Market ETF (+9.34%) and Vanguard Growth ETF (+4.74%) leading gains. The Fund’s allocation to international equities contributed positively overall, with strong results from the Vanguard Total International Stock ETF (+6.83%) and Vanguard FTSE Developed Markets ETF (+4.93%) more than offsetting modest underperformance in certain U.S. subcomponents. The Fund maintained a nearly full equity allocation, with minimal exposure to cash equivalents, which had a neutral impact. Relative outperformance was driven by favorable asset allocation decisions and positive selection effects across both U.S. and international equity holdings.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

PFG Global Equity Index Strategy Fund
Morningstar Aggressive Target Risk Index
$15,000
$10,000
$5,000
$0
$14,125
$13,879
May-2024
Jun-2024
Sep-2024
Dec-2024
Mar-2025
Jun-2025
Sep-2025
Dec-2025
Mar-2026
Apr-2026

Table Summary
	PFG Global Equity Index Strategy Fund	Morningstar Aggressive Target Risk Index
May-2024	$10,000	$10,000
Jun-2024	$10,370	$10,416
Sep-2024	$11,020	$11,230
Dec-2024	$10,816	$10,968
Mar-2025	$10,675	$11,044
Jun-2025	$11,836	$12,161
Sep-2025	$12,685	$12,888
Dec-2025	$13,019	$13,208
Mar-2026	$12,739	$13,008
Apr-2026	$13,879	$14,125

Average Annual Total Returns

Table Summary
	1 Year	Since Inception (May 1, 2024)
PFG Global Equity Index Strategy Fund	29.28%	17.84%
Morningstar Aggressive Target Risk Index	26.26%	18.88%

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to individuals who invest in the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track the Morningstar Indices or general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 888-451-TPFG.

Fund Statistics

Table Summary
Net Assets	$109,437,918
Number of Portfolio Holdings	8
Advisory Fee	$812,218
Portfolio Turnover	15%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	99.0%
Money Market Funds	1.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
99.6%
Money Market Funds
1.0%
Liabilities in Excess of Other Assets
-0.6%

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.6%
Money Market Funds	1.0%
Equity	99.6%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Vanguard Total Stock Market ETF	30.0%
Vanguard Total International Stock ETF	19.8%
Vanguard Growth ETF	14.6%
Vanguard FTSE Developed Markets ETF	14.4%
Vanguard Value ETF	11.1%
Vanguard FTSE Emerging Markets ETF	5.6%
Vanguard Small-Cap ETF	4.1%
BlackRock Liquidity FedFund, Institutional Class	1.0%

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.

PFG Global Equity Index Strategy Fund - Class I (PFSGX)

Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.tpfg.com/funds-reports), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 043026-PFSGX

PFG Invesco® Equity Factor Rotation Strategy Fund

Class I (PFIOX)

Annual Shareholder Report - April 30, 2026

Fund Overview

This annual shareholder report contains important information about PFG Invesco® Equity Factor Rotation Strategy Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.tpfg.com/funds-reports. You can also request this information by contacting us at 888-451-TPFG.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$213	1.93%

How did the Fund perform during the reporting period?

The inception for the Fund was 10/29/2021. For the fiscal year ended April 30, 2026, the Fund's Class I shares returned +20.85%, trailing the Morningstar® Aggressive Target Risk Index, which returned +26.26% over the same period. The Fund remained fully invested in equities and emphasized factor-based tilts aligned with U.S. business cycle positioning. On a weighted basis, the Invesco S&P 500® Momentum ETF (+4.43%), Invesco Russell 1000® Dynamic Multifactor ETF (+4.96%), and Invesco S&P 500® Quality ETF (+2.97%) were the largest contributors to performance, while the Invesco S&P MidCap 400® GARP ETF and certain other multifactor positions were modest detractors. Additional relative weakness came from the Invesco Russell 1000 and Russell 2000 Dynamic Multifactor ETFs. Conversely, strong absolute returns were recorded in momentum and quality factors, though some lagged their respective benchmarks. The Fund's underperformance for the period was primarily attributable to security selection effects rather than allocation, as most positions delivered positive returns but lagged their benchmark counterparts in a year dominated by large-cap growth leadership.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

PFG Invesco Equity Factor Rotation Strategy Fund
Morningstar Aggressive Target Risk Index
$15,000
$10,000
$5,000
$0
$14,595
$11,188
Oct-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025
Apr-2026

Table Summary
	PFG Invesco Equity Factor Rotation Strategy Fund	Morningstar Aggressive Target Risk Index
Oct-2021	$10,000	$10,000
Apr-2022	$7,623	$8,952
Apr-2023	$7,373	$9,066
Apr-2024	$8,635	$10,357
Apr-2025	$9,258	$11,559
Apr-2026	$11,188	$14,595

Average Annual Total Returns

Table Summary
	1 Year	Since Inception (October 29, 2021)
PFG Invesco Equity Factor Rotation Strategy Fund	20.85%	2.53%
Morningstar Aggressive Target Risk Index	26.26%	8.76%

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to individuals who invest in the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track the Morningstar Indices or general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 888-451-TPFG.

Fund Statistics

Table Summary
Net Assets	$76,033,574
Number of Portfolio Holdings	11
Advisory Fee	$783,535
Portfolio Turnover	76%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	99.5%
Money Market Funds	0.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
99.8%
Money Market Funds
0.6%
Liabilities in Excess of Other Assets
-0.4%

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.4%
Money Market Funds	0.6%
Equity	99.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Invesco Russell 1000 Dynamic Multifactor ETF	20.7%
Invesco S&P 500 Quality ETF	17.2%
Invesco S&P 500 Low Volatility ETF	17.0%
Invesco S&P International Developed Low Volatility ETF	8.5%
Invesco S&P Emerging Markets Low Volatility ETF	8.4%
Invesco International Developed Dynamic Multifactor ETF	8.1%
Invesco Russell 2000 Dynamic Multifactor ETF	5.2%
Invesco S&P 500 Momentum ETF	5.0%
Invesco S&P 500 Revenue ETF	4.9%
Invesco S&P MidCap 400 GARP ETF	4.8%

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.

PFG Invesco® Equity Factor Rotation Strategy Fund - Class I (PFIOX)

Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.tpfg.com/funds-reports), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 043026-PFIOX

PFG Janus Henderson® Balanced Strategy Fund

Class I (PFJHX)

Annual Shareholder Report - April 30, 2026

Fund Overview

This annual shareholder report contains important information about PFG Janus Henderson® Balanced Strategy Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.tpfg.com/funds-reports. You can also request this information by contacting us at 888-451-TPFG.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$209	1.93%

How did the Fund perform during the reporting period?

The Fund's Class I shares returned +16.24% for the fiscal year ended April 30, 2026, underperforming the Morningstar Moderate Target Risk benchmark, which returned +17.93%. The Janus Henderson Balanced Fund, the core holding comprising nearly 80% of the Fund, delivered a strong return of +18.29% and was invested approximately 60% in equities and 40% in fixed income. On a weighted basis, the Janus Henderson Balanced Fund (+14.55%) and Janus Henderson Contrarian Fund (+2.18%) were the largest contributors to performance, while the Janus Henderson Small Cap Growth Alpha ETF was a modest detractor. In fixed income the Janus Henderson Mortgage-Backed Securities ETF (+0.58%) contributed positively. The duration and credit structure of the bond holdings indicated a mix of intermediate-term investment-grade and high-yield exposure that proved beneficial in the prevailing rate environment.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

PFG Janus Henderson Balanced Strategy Fund
Morningstar Moderate Target Risk Index
$15,000
$10,000
$5,000
$0
$12,773
$11,911
Oct-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025
Apr-2026

Table Summary
	PFG Janus Henderson Balanced Strategy Fund	Morningstar Moderate Target Risk Index
Oct-2021	$10,000	$10,000
Apr-2022	$8,763	$9,011
Apr-2023	$8,745	$9,057
Apr-2024	$9,535	$9,804
Apr-2025	$10,247	$10,831
Apr-2026	$11,911	$12,773

Average Annual Total Returns

Table Summary
	1 Year	Since Inception (October 29, 2021)
PFG Janus Henderson Balanced Strategy Fund	16.24%	3.96%
Morningstar Moderate Target Risk Index	17.93%	5.59%

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to individuals who invest in the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track the Morningstar Indices or general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 888-451-TPFG.

Fund Statistics

Table Summary
Net Assets	$293,217,895
Number of Portfolio Holdings	6
Advisory Fee	$3,571,124
Portfolio Turnover	23%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	7.4%
Money Market Funds	0.1%
Open End Funds	92.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Mixed Allocation
79.9%
Equity
12.6%
Fixed Income
7.5%
Money Market Funds
0.1%
Liabilities in Excess of Other Assets
-0.1%

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	0.1%
Fixed Income	7.5%
Equity	12.6%
Mixed Allocation	79.9%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Janus Henderson Balanced Fund, Class N	79.9%
Janus Henderson Contrarian Fund, Class N	7.6%
Janus Henderson Mortgage-Backed Securities ETF	7.5%
Janus Henderson Research Fund, Class N	5.0%
BlackRock Liquidity FedFund, Institutional Class	0.1%
Fidelity Treasury Money Market Fund	0.0%

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.

PFG Janus Henderson® Balanced Strategy Fund - Class I (PFJHX)

Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.tpfg.com/funds-reports), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 043026-PFJHX

PFG JP Morgan® Tactical Aggressive Strategy Fund

Class I (PFSEX)

Annual Shareholder Report - April 30, 2026

Fund Overview

This annual shareholder report contains important information about PFG JP Morgan® Tactical Aggressive Strategy Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.tpfg.com/funds-reports. You can also request this information by contacting us at 888-451-TPFG.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$219	1.93%

How did the Fund perform during the reporting period?

The Fund provides a tactically managed globally diversified equity allocation based upon market conditions across regions, market capitalization and equity style. The Fund's Class I shares returned +27.21% for the fiscal year ended April 30, 2026, outperforming the Morningstar Aggressive Target Risk Index, which returned +26.26%. The strategy’s allocation to the JPMorgan BetaBuilders US Equity ETF and select international and emerging markets equities were among the top absolute performers, with strong stock selection in these positions contributing positively. On a weighted basis, the JPMorgan BetaBuilders US Equity ETF (+8.96%) and JPMorgan US Equity R6 (+4.81%) were the largest contributors to performance, while certain international growth and select equity positions were modest detractors. Overall, the Fund's underweight to certain underperforming segments and dynamic allocation across regions, market caps, and styles based on market conditions drove outperformance. Portfolio positioning continues to reflect a tactically managed global equity approach.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

PFG JP Morgan Tactical Aggressive Strategy Fund
Morningstar Aggressive Target Risk Index
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$22,453
$20,388
Dec-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025
Apr-2026

Table Summary
	PFG JP Morgan Tactical Aggressive Strategy Fund	Morningstar Aggressive Target Risk Index
Dec-2017	$10,000	$10,000
Apr-2018	$9,970	$10,133
Apr-2019	$10,309	$10,771
Apr-2020	$9,245	$10,000
Apr-2021	$13,656	$14,591
Apr-2022	$12,813	$13,772
Apr-2023	$12,849	$13,948
Apr-2024	$14,858	$15,934
Apr-2025	$16,027	$17,783
Apr-2026	$20,388	$22,453

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (December 11, 2017)
PFG JP Morgan Tactical Aggressive Strategy Fund	27.21%	8.35%	8.87%
Morningstar Aggressive Target Risk Index	26.26%	9.00%	10.13%

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to individuals who invest in the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track the Morningstar Indices or general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 888-451-TPFG.

Fund Statistics

Table Summary
Net Assets	$362,074,798
Number of Portfolio Holdings	14
Advisory Fee	$4,005,148
Portfolio Turnover	58%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	60.1%
Money Market Funds	0.3%
Open End Funds	39.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
95.9%
Alternative
4.0%
Money Market Funds
0.3%
Liabilities in Excess of Other Assets
-0.2%

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.2%
Money Market Funds	0.3%
Alternative	4.0%
Equity	95.9%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
JPMorgan BetaBuilders US Equity ETF	32.1%
JPMorgan International Research Enhanced Equity ETF	14.2%
JPMorgan US Equity Fund, Class R6	13.6%
JPMorgan Large Cap Value Fund, Class R6	9.5%
JPMorgan Large Cap Growth Fund, Class R6	8.3%
JPMorgan Global Select Equity ETF	6.0%
JPMorgan Emerging Markets Equity Fund, Class R6	4.3%
JPMorgan Emerging Markets Research Enhanced Equity Fund, Class R6	4.0%
JPMorgan International Growth ETF	2.4%
JPMorgan International Value ETF	2.4%

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.

PFG JP Morgan® Tactical Aggressive Strategy Fund - Class I (PFSEX)

Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.tpfg.com/funds-reports), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 043026-PFSEX

PFG JP Morgan® Tactical Moderate Strategy Fund

Class I (PFJDX)

Annual Shareholder Report - April 30, 2026

Fund Overview

This annual shareholder report contains important information about PFG JP Morgan® Tactical Moderate Strategy Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.tpfg.com/funds-reports. You can also request this information by contacting us at 888-451-TPFG.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$210	1.93%

How did the Fund perform during the reporting period?

The Fund provides a globally diversified allocation with the ability to tactically adjust the equity and fixed income exposure based upon market conditions. For the fiscal year ended April 30, 2026, the Fund returned +17.78%, underperforming the Morningstar Moderate Target Risk Index, which returned +17.93%. On a weighted basis, the JPMorgan BetaBuilders US Equity ETF (+4.32%) and JPMorgan US Equity R6 (+3.01%) were the largest contributors to performance, while certain international growth and fixed income positions were modest detractors. Active positioning slightly favored equities, with strong contributions from large-cap growth and value alongside emerging markets exposure. Within fixed income, core bond and income strategies offered incremental value. Overall, strategic tilts and Fund selection provided solid absolute results in a year of strong equity market gains.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Table Summary
	PFG JP Morgan Tactical Moderate Strategy Fund	Morningstar Moderate Target Risk Index	Morningstar Moderately Aggressive Target Risk Index
Mar-2018	$10,000	$10,000	$10,000
Apr-2018	$9,800	$9,857	$9,820
Apr-2019	$9,965	$10,480	$10,439
Apr-2020	$9,367	$10,449	$10,028
Apr-2021	$12,203	$13,354	$13,830
Apr-2022	$11,289	$12,497	$12,981
Apr-2023	$11,258	$12,561	$13,098
Apr-2024	$12,197	$13,596	$14,620
Apr-2025	$13,149	$15,020	$16,236
Apr-2026	$15,487	$17,714	$19,914

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (March 15, 2018)
PFG JP Morgan Tactical Moderate Strategy Fund	17.78%	4.88%	5.53%
Morningstar Moderate Target Risk Index	17.93%	5.81%	7.29%
Morningstar Moderately Aggressive Target Risk Index	22.65%	7.56%	8.85%

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to individuals who invest in the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track the Morningstar Indices or general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 888-451-TPFG.

Fund Statistics

Table Summary
Net Assets	$143,734,227
Number of Portfolio Holdings	20
Advisory Fee	$1,705,299
Portfolio Turnover	47%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	53.6%
Money Market Funds	0.2%
Open End Funds	46.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
63.3%
Fixed Income
33.7%
Alternative
2.8%
Money Market Funds
0.2%

Table Summary
Value	Value
Money Market Funds	0.2%
Alternative	2.8%
Fixed Income	33.7%
Equity	63.3%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
JPMorgan BetaBuilders US Equity ETF	16.8%
JPMorgan Core Plus Bond Fund, Class R6	13.2%
JPMorgan Active Bond ETF	9.9%
JPMorgan US Equity Fund, Class R6	8.8%
JPMorgan International Research Enhanced Equity ETF	7.8%
JPMorgan Large Cap Value Fund, Class R6	7.5%
JPMorgan Large Cap Growth Fund, Class R6	7.1%
JPMorgan BetaBuilders U.S. Aggregate Bond ETF	6.1%
JPMorgan Global Select Equity ETF	4.4%
JPMorgan Emerging Markets Research Enhanced Equity Fund, Class R6	2.8%

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.

PFG JP Morgan® Tactical Moderate Strategy Fund - Class I (PFJDX)

Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.tpfg.com/funds-reports), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 043026-PFJDX

PFG Meeder Tactical Strategy Fund

Class I (PFTEX )

Annual Shareholder Report - April 30, 2026

Fund Overview

This annual shareholder report contains important information about PFG Meeder Tactical Strategy Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.tpfg.com/funds-reports. You can also request this information by contacting us at 888-451-TPFG.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$217	1.93%

How did the Fund perform during the reporting period?

The Fund provides a tactical allocation of equity and fixed income exposures based on current market conditions. For the fiscal year ended April 30, 2026, the Fund's Class I shares returned +24.52%, outperforming its benchmark, the Morningstar Moderate Target Risk Index, which gained +17.93% over the same period. On a weighted basis, the Meeder Muirfield Institutional Fund (+16.17%), Meeder Dynamic Allocation Institutional Fund (+4.88%), and Meeder Spectrum Institutional Fund (+3.04%) were the largest contributors to performance. Overall, manager selection across the Meeder funds was the dominant source of outperformance, while the Fund's flexible tactical approach allowed it to capture broad market strength. The Fund's achieved excellent absolute results with effective capital appreciation in a strong equity environment.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

PFG Meeder Tactical Strategy Fund
Morningstar Moderate Target Risk Index
$20,000
$15,000
$10,000
$5,000
$0
$18,003
$15,853
Dec-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025
Apr-2026

Table Summary
	PFG Meeder Tactical Strategy Fund	Morningstar Moderate Target Risk Index
Dec-2017	$10,000	$10,000
Apr-2018	$9,843	$10,018
Apr-2019	$9,961	$10,651
Apr-2020	$9,273	$10,620
Apr-2021	$11,506	$13,572
Apr-2022	$10,805	$12,701
Apr-2023	$10,847	$12,766
Apr-2024	$12,229	$13,819
Apr-2025	$12,731	$15,266
Apr-2026	$15,853	$18,003

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (December 11, 2017)
PFG Meeder Tactical Strategy Fund	24.52%	6.62%	5.65%
Morningstar Moderate Target Risk Index	17.93%	5.81%	7.26%

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to individuals who invest in the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track the Morningstar Indices or general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 888-451-TPFG.

Fund Statistics

Table Summary
Net Assets	$134,692,921
Number of Portfolio Holdings	10
Advisory Fee	$1,530,630
Portfolio Turnover	16%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Money Market Funds	0.3%
Open End Funds	99.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
76.5%
Mixed Allocation
10.7%
Alternative
10.0%
Fixed Income
2.7%
Money Market Funds
0.3%
Liabilities in Excess of Other Assets
-0.2%

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.2%
Money Market Funds	0.3%
Fixed Income	2.7%
Alternative	10.0%
Mixed Allocation	10.7%
Equity	76.5%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Meeder Muirfield Fund, Institutional Class	56.1%
Meeder Dynamic Allocation Fund, Institutional Class	16.9%
Meeder Spectrum Fund, Institutional Class	10.0%
Meeder Balanced Fund, Institutional Class	7.9%
Meeder Moderate Allocation Fund, Institutional Class	3.5%
Meeder Conservative Allocation Fund, Institutional Class	2.8%
Meeder Tactical Income Fund, Institutional Class	1.4%
Performance Trust Total Return Bond Fund, Institutional Class	1.3%
BlackRock Liquidity FedFund, Institutional Class	0.3%
Fidelity Treasury Money Market Fund	0.0%

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.

PFG Meeder Tactical Strategy Fund - Class I (PFTEX )

Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.tpfg.com/funds-reports), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 043026-PFTEX

PFG MFS® Aggressive Growth Strategy Fund

Class I (PFSMX)

Annual Shareholder Report - April 30, 2026

Fund Overview

This annual shareholder report contains important information about PFG MFS® Aggressive Growth Strategy Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.tpfg.com/funds-reports. You can also request this information by contacting us at 888-451-TPFG.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$213	1.93%

How did the Fund perform during the reporting period?

The Fund provides a strategically managed, globally diversified equity allocation and holds diversifying allocations to real estate and commodities. For the fiscal year ended April 30, 2026, the Fund's Class I shares returned +20.38%, underperforming the Morningstar Aggressive Target Risk Index, which rose +26.26%. On a weighted basis, the iShares GSCI Commodity Dynamic Roll Strategy ETF (+2.83%) and MFS Growth Fund (+2.81%) were the largest contributors to performance, followed by the MFS Research Fund (+2.66%) and MFS Value Fund (+2.28%). While the diversified global approach and commodity exposure provided resilience and strong absolute gains in select areas, the overall equity market strength and certain value-oriented tilts weighed on relative results. The Fund continues to maintain broad exposure across equity styles, sectors, and geographies, with an emphasis on long-term capital appreciation through disciplined strategic allocation.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

PFG MFS Aggressive Growth Strategy Fund
Morningstar Aggressive Target Risk Index
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$22,453
$19,007
Dec-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025
Apr-2026

Table Summary
	PFG MFS Aggressive Growth Strategy Fund	Morningstar Aggressive Target Risk Index
Dec-2017	$10,000	$10,000
Apr-2018	$10,050	$10,133
Apr-2019	$10,788	$10,771
Apr-2020	$10,022	$10,000
Apr-2021	$14,171	$14,591
Apr-2022	$13,348	$13,772
Apr-2023	$13,319	$13,948
Apr-2024	$14,883	$15,934
Apr-2025	$15,789	$17,783
Apr-2026	$19,007	$22,453

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (December 11, 2017)
PFG MFS Aggressive Growth Strategy Fund	20.38%	6.05%	7.96%
Morningstar Aggressive Target Risk Index	26.26%	9.00%	10.13%

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to individuals who invest in the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track the Morningstar Indices or general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 888-451-TPFG.

Fund Statistics

Table Summary
Net Assets	$104,275,437
Number of Portfolio Holdings	18
Advisory Fee	$1,197,400
Portfolio Turnover	15%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	14.7%
Money Market Funds	0.4%
Open End Funds	84.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
94.7%
Commodity
5.1%
Money Market Funds
0.4%
Liabilities in Excess of Other Assets
-0.2%

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.2%
Money Market Funds	0.4%
Commodity	5.1%
Equity	94.7%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
MFS Value Fund, Class R6	12.1%
MFS Growth Fund, Class R6	12.0%
MFS Research Fund, Class R6	10.9%
MFS Mid Cap Growth Fund, Class R6	10.1%
MFS Mid Cap Value Fund, Class R6	10.1%
MFS Research International Fund, Class R6	7.9%
iShares GSCI Commodity Dynamic Roll Strategy ETF	5.1%
MFS Global Real Estate Fund, Class R6	5.1%
MFS International Equity Fund, Class R6	5.0%
MFS International Large Cap Value Fund, Class R6	5.0%

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.

PFG MFS® Aggressive Growth Strategy Fund - Class I (PFSMX)

Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.tpfg.com/funds-reports), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 043026-PFSMX

PFG PIMCO Active Core Bond Strategy Fund

Class I (PFDOX)

Annual Shareholder Report - April 30, 2026

Fund Overview

This annual shareholder report contains important information about PFG PIMCO Active Core Bond Strategy Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.tpfg.com/funds-reports. You can also request this information by contacting us at 888-451-TPFG.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$197	1.93%

How did the Fund perform during the reporting period?

The Fund's provides investors with a diversified fixed income allocation across domestic and foreign countries varying in maturity and credit quality. The Fund's Class I shares returned +3.99% for the fiscal year ended April 30, 2026, underperforming its benchmark, the Bloomberg US Aggregate Bond Index, which returned +4.06% over the same period. The Fund benefited from active manager selection and sector positioning in a year marked by evolving interest rate dynamics. On a weighted basis, the PIMCO Total Return Fund (+2.24%) and PIMCO Income Fund (+2.07%) were the largest contributors to performance, followed by the PIMCO Mortgage Opportunities and Bond Fund (+0.83%). Overall, the Fund's relative outperformance was driven by effective manager selection and allocation to funds with attractive risk-adjusted yields and diversified credit exposure.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

PFG PIMCO Active Core Bond Strategy Fund
Bloomberg U.S. Aggregate Bond Index
$15,000
$10,000
$5,000
$0
$11,510
$10,711
Dec-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025
Apr-2026

Table Summary
	PFG PIMCO Active Core Bond Strategy Fund	Bloomberg U.S. Aggregate Bond Index
Dec-2017	$10,000	$10,000
Apr-2018	$9,788	$9,801
Apr-2019	$10,060	$10,320
Apr-2020	$10,321	$11,438
Apr-2021	$10,778	$11,408
Apr-2022	$9,808	$10,437
Apr-2023	$9,570	$10,392
Apr-2024	$9,650	$10,240
Apr-2025	$10,300	$11,061
Apr-2026	$10,711	$11,510

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (December 11, 2017)
PFG PIMCO Active Core Bond Strategy Fund	3.99%	-0.13%	0.82%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.18%	1.69%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 888-451-TPFG.

Fund Statistics

Table Summary
Net Assets	$173,272,972
Number of Portfolio Holdings	7
Advisory Fee	$1,941,695
Portfolio Turnover	15%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Money Market Funds	0.4%
Open End Funds	99.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Fixed Income
99.4%
Money Market Funds
0.4%
Other Assets in Excess of Liabilities
0.2%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.2%
Money Market Funds	0.4%
Fixed Income	99.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
PIMCO Total Return Fund, Institutional Class	38.8%
PIMCO Income Fund, Institutional Class	27.9%
PIMCO International Bond Fund, Institutional Class	14.9%
PIMCO Mortgage Opportunities and Bond Fund, Institutional Class	12.9%
PIMCO Investment Grade Credit Bond Fund, Institutional Class	4.9%
BlackRock Liquidity FedFund, Institutional Class	0.4%
Fidelity Treasury Money Market Fund	0.0%

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.

PFG PIMCO Active Core Bond Strategy Fund - Class I (PFDOX)

Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.tpfg.com/funds-reports), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 043026-PFDOX

PFG Janus Henderson® Tactical Income Strategy Fund

Class I (PFTSX )

Annual Shareholder Report - April 30, 2026

Fund Overview

This annual shareholder report contains important information about PFG Janus Henderson® Tactical Income Strategy Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.tpfg.com/funds-reports. You can also request this information by contacting us at 888-451-TPFG.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$206	1.93%

How did the Fund perform during the reporting period?

The Fund seeks income with a focus on tactical high yield strategies, investment grade credit, and dividend paying equities. For the fiscal year ended April 30, 2026, the Fund's Class I shares returned +13.52%, outperforming its benchmark, the Morningstar Moderate Conservative Target Risk Total Return Index, which returned +13.08%. The Fund's performance was led by strong gains in both the equity and high yield allocations. On a weighted basis, the Janus Henderson Growth and Income Fund (+3.08%) and Janus Henderson Research Fund (+2.64%) were the largest contributors to performance, followed by the Janus Henderson Global Equity Income Fund (+2.19%). Tactical allocation decisions and manager selection within both equity and fixed income added positively. Overall, the Fund achieved solid absolute results with effective income generation and capital preservation in a strong but volatile market environment.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

PFG Janus Henderson Tactical Income Strategy Fund
Morningstar Moderately Conservative Target Risk Index
$15,000
$10,000
$5,000
$0
$14,668
$13,803
May-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025
Apr-2026

Table Summary
	PFG Janus Henderson Tactical Income Strategy Fund	Morningstar Moderately Conservative Target Risk Index
May-2020	$10,000	$10,000
Apr-2021	$11,569	$11,972
Apr-2022	$10,739	$11,157
Apr-2023	$10,763	$11,203
Apr-2024	$11,365	$11,812
Apr-2025	$12,159	$12,972
Apr-2026	$13,803	$14,668

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (May 1, 2020)
PFG Janus Henderson Tactical Income Strategy Fund	13.52%	3.59%	5.52%
Morningstar Moderately Conservative Target Risk Index	13.08%	4.15%	6.60%

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to individuals who invest in the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track the Morningstar Indices or general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 888-451-TPFG.

Fund Statistics

Table Summary
Net Assets	$100,807,300
Number of Portfolio Holdings	10
Advisory Fee	$1,276,681
Portfolio Turnover	27%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	15.9%
Money Market Funds	0.2%
Open End Funds	83.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Fixed Income
55.9%
Equity
43.8%
Money Market Funds
0.2%
Other Assets in Excess of Liabilities
0.1%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	0.2%
Equity	43.8%
Fixed Income	55.9%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Janus Henderson Flexible Bond Fund, Class N	27.1%
Janus Henderson Mortgage-Backed Securities ETF	15.8%
Janus Henderson High-Yield Fund, Class N	13.0%
Janus Henderson Growth and Income Fund, Class N	11.4%
Janus Henderson Global Equity Income Fund, Class N	10.8%
Janus Henderson Research Fund, Class N	9.4%
Janus Henderson Overseas Fund, Class N	8.7%
Janus Henderson Contrarian Fund, Class N	3.5%
BlackRock Liquidity FedFund, Institutional Class	0.2%
Fidelity Treasury Money Market Fund	0.0%

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.

PFG Janus Henderson® Tactical Income Strategy Fund - Class I (PFTSX )

Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.tpfg.com/funds-reports), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 043026-PFTSX

PFG US Equity Index Strategy Fund

Class I (PFSSX)

Annual Shareholder Report - April 30, 2026

Fund Overview

This annual shareholder report contains important information about PFG US Equity Index Strategy Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.tpfg.com/funds-reports. You can also request this information by contacting us at 888-451-TPFG.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$220	1.93%

How did the Fund perform during the reporting period?

The Fund seeks growth of capital with exposure to passively managed and low-cost ETFs to track a specific index consisting of U.S. equity securities of any capitalization. For the fiscal year ended April 30, 2026, the Fund's Class I shares returned +28.36%, outperforming its benchmark, the Morningstar Aggressive Target Risk Total Return Index, which returned +26.26% for the same period. The Fund maintained full allocation to U.S. equities through low-cost index ETFs, which aligned with its objective of capital growth through passive exposure. The largest weighted holdings—Vanguard S&P 500 ETF, Vanguard Russell 1000 Growth ETF, and Vanguard Russell 1000 Value ETF—delivered strong absolute returns of 31.15%, 30.86%, and 29.40%, respectively. On a weighted basis, the Vanguard S&P 500 ETF (+14.00%) and Vanguard Russell 1000 Growth ETF (+7.35%) were the largest contributors to performance. Despite the solid equity market gains, minor negative selection effects across certain U.S. equity subcomponents were more than offset by favorable asset allocation and overall market strength. The Fund's disciplined, fully invested approach in diversified U.S. equity exposures remained a key driver of long-term return potential, consistent with its strategic mandate.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

PFG US Equity Index Strategy Fund
Morningstar Aggressive Target Risk Index
$15,000
$10,000
$5,000
$0
$14,125
$13,875
May-2024
Jun-2024
Sep-2024
Dec-2024
Mar-2025
Jun-2025
Sep-2025
Dec-2025
Mar-2026
Apr-2026

Table Summary
	PFG US Equity Index Strategy Fund	Morningstar Aggressive Target Risk Index
May-2024	$10,000	$10,000
Jun-2024	$10,670	$10,416
Sep-2024	$11,260	$11,230
Dec-2024	$11,506	$10,968
Mar-2025	$10,891	$11,044
Jun-2025	$12,040	$12,161
Sep-2025	$12,958	$12,888
Dec-2025	$13,204	$13,208
Mar-2026	$12,605	$13,008
Apr-2026	$13,875	$14,125

Average Annual Total Returns

Table Summary
	1 Year	Since Inception (May 1, 2024)
PFG US Equity Index Strategy Fund	28.36%	17.82%
Morningstar Aggressive Target Risk Index	26.26%	18.88%

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to individuals who invest in the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track the Morningstar Indices or general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 888-451-TPFG.

Fund Statistics

Table Summary
Net Assets	$197,678,343
Number of Portfolio Holdings	6
Advisory Fee	$1,826,400
Portfolio Turnover	21%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	99.8%
Money Market Funds	0.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
99.7%
Money Market Funds
0.2%
Other Assets in Excess of Liabilities
0.1%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	0.2%
Equity	99.7%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Vanguard S&P 500 ETF	45.2%
Vanguard Russell 1000 Value ETF	24.0%
Vanguard Russell 1000 Growth ETF	23.1%
Vanguard Extended Market ETF	5.7%
Vanguard Russell 2000 ETF	1.7%
BlackRock Liquidity FedFund, Institutional Class	0.2%

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.

PFG US Equity Index Strategy Fund - Class I (PFSSX)

Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.tpfg.com/funds-reports), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 043026-PFSSX

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	Not Applicable

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that Mark Gersten, Anthony J. Hertl and Mark H. Taylor are audit committee financial experts, as defined in Item 3 of Form N-CSR. Mr. Gersten, Mr. Hertl and Mr. Taylor are independent for purposes of this Item 3.

(a)(2) Not applicable.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2026 - $214,200 2025 - $214,200

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2026 - $51,000 2025 - $51,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended April 30, 2025 and 2026, respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable. The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g)	All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended April 30, 2025 and 2026, respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 7.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Long Form Financial Statements

# ANNUAL FINANCIAL STATEMENTS & ADDITIONAL INFORMATION

## April 30, 2026

Distributed by Northern Lights Distributors, LLC
FINRA Member

PACIFIC FINANCIAL GROUP

888-451-TPFG | TPFG.com

PFG AMERICAN FUNDS® CONSERVATIVE INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS
April 30, 2026

Shares		Fair Value
	OPEN END FUNDS — 99.6%
	EQUITY - 10.1%
452,137	American Mutual Fund, Class R-6	$27,960,122

	FIXED INCOME - 74.4%
1,464,381	American Funds Multi-Sector Income Fund, Class R-6	13,735,897
3,000,440	American Funds Strategic Bond Fund, Class R-6	27,514,033
4,844,954	Bond Fund of America (The), Class R-6	54,699,527
5,438,312	Intermediate Bond Fund of America, Class R-6	68,522,735
4,323,612	Short Term Bond Fund of America, Class R-6	41,290,498
		205,762,690
	MIXED ALLOCATION - 15.1%
351,586	American Balanced Fund, Class R-6	13,922,806
1,009,004	Income Fund of America (The), Class R-6	27,777,887
		41,700,693

	TOTAL OPEN END FUNDS (Cost $273,598,034)	275,423,505

	SHORT-TERM INVESTMENTS — 0.5%
	MONEY MARKET FUNDS - 0.5%
1,472,488	BlackRock Liquidity FedFund, Institutional Class, 3.54%(a)	1,472,488
139	Fidelity Treasury Money Market Fund, 3.31%(a)	139
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,472,627)	1,472,627

	TOTAL INVESTMENTS - 100.1% (Cost $275,070,661)	$276,896,132
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(152,516)
	NET ASSETS - 100.0%	$276,743,616

(a)	Rate disclosed is the seven day effective yield as of April 30, 2026.

See accompanying notes to financial statements.

PFG AMERICAN FUNDS® GROWTH STRATEGY FUND
SCHEDULE OF INVESTMENTS
April 30, 2026

Shares		Fair Value
	OPEN END FUNDS — 99.7%
	EQUITY - 99.7%
3,771,364	AMCAP Fund, Class R-6	$183,476,843
1,250,646	American Funds Fundamental Investors, Class R-6	124,364,210
3,731,016	Growth Fund of America (The), Class R-6	308,144,584
1,890,796	Investment Company of America (The), Class R-6	124,471,134
1,546,379	New Economy Fund (The), Class R-6	124,514,449
2,551,127	New Perspective Fund, Class R-6	184,599,573
2,238,114	Smallcap World Fund, Inc., Class R-6	188,091,118
	TOTAL OPEN END FUNDS (Cost $1,042,054,245)	1,237,661,911

	SHORT-TERM INVESTMENTS — 0.3%
	MONEY MARKET FUNDS - 0.3%
3,226,515	BlackRock Liquidity FedFund, Institutional Class, 3.54%(a)	3,226,515
3,991	Fidelity Treasury Money Market Fund, 3.31%(a)	3,991
	TOTAL SHORT-TERM INVESTMENTS (Cost $3,230,506)	3,230,506

	TOTAL INVESTMENTS - 100.0% (Cost $1,045,284,751)	$1,240,892,417
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%(b)	427,755
	NET ASSETS - 100.0%	$1,241,320,172

(a)	Rate disclosed is the seven day effective yield as of April 30, 2026.

(b)	Amount represents less than 0.05%.

See accompanying notes to financial statements.

PFG BNY MELLON DIVERSIFIER STRATEGY FUND
SCHEDULE OF INVESTMENTS
April 30, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 5.0%
	EQUITY - 5.0%
84,792	iShares Global Infrastructure ETF (Cost $4,733,549)	$5,810,796

	OPEN END FUNDS — 94.6%
	ALTERNATIVE - 25.1%
1,644,538	BNY Mellon Global Real Return Fund, Class I	28,960,322

	EQUITY - 8.1%
371,204	BNY Mellon Global Real Estate Securities Fund, Class I	3,507,879
94,427	BNY Mellon Natural Resources Fund, Class I	5,817,635
		9,325,514
	FIXED INCOME - 61.4%
7,712,280	BNY Mellon Core Plus Fund, Class I	70,952,971

	TOTAL OPEN END FUNDS (Cost $105,270,228)	109,238,807

	SHORT-TERM INVESTMENTS — 0.4%
	MONEY MARKET FUNDS - 0.4%
462,075	BlackRock Liquidity FedFund, Institutional Class, 3.54%(a)	462,075
1,126	Fidelity Treasury Money Market Fund, 3.31%(a)	1,126
	TOTAL SHORT-TERM INVESTMENTS (Cost $463,201)	463,201

	TOTAL INVESTMENTS - 100.0% (Cost $110,466,978)	$115,512,804
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%(b)	(22,956)
	NET ASSETS - 100.0%	$115,489,848

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven day effective yield as of April 30, 2026.

(b)	Amount represents less than 0.05%.

See accompanying notes to financial statements.

PFG BR TARGET ALLOCATION EQUITY STRATEGY FUND
SCHEDULE OF INVESTMENTS
April 30, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.7%
	EQUITY - 99.7%
214,512	iShares Core MSCI Emerging Markets ETF	$16,837,047
169,122	iShares Core S&P 500 ETF	122,117,922
215,091	iShares Currency Hedged MSCI EAFE ETF	9,481,211
181,623	iShares MSCI EAFE Growth ETF	21,631,299
429,023	iShares MSCI EAFE Value ETF	33,287,895
184,515	iShares MSCI Emerging Markets ex China ETF	16,800,091
51,693	iShares MSCI USA Momentum Factor ETF	14,679,778
295,259	iShares MSCI USA Quality Factor ETF	61,192,428
40,167	iShares S&P 100 ETF	14,251,252
442,149	iShares S&P 500 Growth ETF	57,399,783
182,024	iShares S&P 500 Value ETF	40,713,308
737,351	iShares U.S. Equity Factor Rotation Active ETF	47,153,596
88,041	iShares U.S. Technology ETF	19,202,623
	TOTAL EXCHANGE-TRADED FUNDS (Cost $364,252,521)	474,748,233

	SHORT-TERM INVESTMENTS — 0.4%
	MONEY MARKET FUNDS - 0.4%
1,781,896	BlackRock Liquidity FedFund, Institutional Class, 3.54% (Cost $1,781,896)(a)	1,781,896

	TOTAL INVESTMENTS - 100.1% (Cost $366,034,417)	$476,530,129
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(539,564)
	NET ASSETS - 100.0%	$475,990,565

EAFE	- Europe, Australasia and Far East

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

(a)	Rate disclosed is the seven day effective yield as of April 30, 2026.

See accompanying notes to financial statements.

PFG FIDELITY INSTITUTIONAL AM® CORE PLUS BOND STRATEGY FUND
SCHEDULE OF INVESTMENTS
April 30, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 35.9%
	FIXED INCOME - 35.9%
247,378	Fidelity Corporate Bond ETF	$11,656,451
203,921	Invesco Taxable Municipal Bond ETF	5,465,083
79,591	iShares MBS ETF	7,543,635
	TOTAL EXCHANGE-TRADED FUNDS (Cost $24,301,209)	24,665,169

	OPEN END FUNDS — 63.3%
	FIXED INCOME - 63.3%
1,321,644	Fidelity Investment Grade Bond Fund, Class Z	9,581,921
388,282	Fidelity New Markets Income Fund, Class Z	5,416,529
2,980,817	Fidelity Total Bond Fund, Class Z	28,496,614
	TOTAL OPEN END FUNDS (Cost $42,991,650)	43,495,064

	SHORT-TERM INVESTMENTS — 0.9%
	MONEY MARKET FUNDS - 0.9%
449,669	BlackRock Liquidity FedFund, Institutional Class, 3.54%(a)	449,669
147,116	Fidelity Treasury Money Market Fund, 3.31%(a)	147,116
	TOTAL SHORT-TERM INVESTMENTS (Cost $596,785)	596,785

	TOTAL INVESTMENTS - 100.1% (Cost $67,889,644)	$68,757,018
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(77,245)
	NET ASSETS - 100.0%	$68,679,773

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven day effective yield as of April 30, 2026.

See accompanying notes to financial statements.

PFG FIDELITY INSTITUTIONAL AM® EQUITY INDEX STRATEGY FUND
SCHEDULE OF INVESTMENTS
April 30, 2026

Shares		Fair Value
	OPEN END FUNDS — 99.5%
	EQUITY - 99.5%
1,595,692	Fidelity 500 Index Fund, Institutional Premium Class	$399,816,601
9,583,441	Fidelity Global ex US Index Fund, Institutional Premium Class	196,556,375
322,980	Fidelity Mid Cap Index Fund, Institutional Premium Class	12,970,876
1,126,023	Fidelity Small Cap Index Fund, Institutional Premium Class	39,444,570
	TOTAL OPEN END FUNDS (Cost $491,882,700)	648,788,422

	SHORT-TERM INVESTMENTS — 0.5%
	MONEY MARKET FUNDS - 0.5%
3,420,775	BlackRock Liquidity FedFund, Institutional Class, 3.54%(a)	3,420,775
964	Fidelity Treasury Money Market Fund, 3.31%(a)	964
	TOTAL SHORT-TERM INVESTMENTS (Cost $3,421,739)	3,421,739

	TOTAL INVESTMENTS - 100.0% (Cost $495,304,439)	$652,210,161
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%(b)	42,570
	NET ASSETS - 100.0%	$652,252,731

(a)	Rate disclosed is the seven day effective yield as of April 30, 2026.

(b)	Amount represents less than 0.05%.

See accompanying notes to financial statements.

PFG FIDELITY INSTITUTIONAL AM® EQUITY SECTOR STRATEGY FUND
SCHEDULE OF INVESTMENTS
April 30, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 53.6%
	EQUITY - 53.6%
587,829	Fidelity MSCI Consumer Discretionary Index ETF	$60,005,584
2,384,609	Fidelity MSCI Energy Index ETF	79,479,018
535,247	Fidelity MSCI Financials Index ETF	39,822,377
631,366	Fidelity MSCI Health Care Index ETF	44,448,166
168,292	Fidelity MSCI Industrials Index ETF	15,876,667
521,008	Fidelity MSCI Materials Index ETF(a)	30,973,926
832,984	Fidelity MSCI Utilities Index ETF	50,312,234
	TOTAL EXCHANGE-TRADED FUNDS (Cost $306,695,976)	320,917,972

	OPEN END FUNDS — 46.1%
	EQUITY - 46.1%
783,201	Fidelity Advisor Communication Services Fund, Class Z	110,000,540
115,894	Fidelity Advisor Semiconductors Fund, Class Z	20,733,425
3,078,491	Fidelity Advisor Technology Fund, Class Z	145,058,481
	TOTAL OPEN END FUNDS (Cost $245,034,278)	275,792,446

	SHORT-TERM INVESTMENTS — 0.2%
	MONEY MARKET FUNDS - 0.2%
1,115,924	BlackRock Liquidity FedFund, Institutional Class, 3.54%(b)	1,115,924
7,777	Fidelity Treasury Money Market Fund, 3.31%(b)	7,777
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,123,701)	1,123,701

	TOTAL INVESTMENTS - 99.9% (Cost $552,853,955)	$597,834,119
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	494,012
	NET ASSETS - 100.0%	$598,328,131

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

(a)	Affiliated Company – PFG Fidelity Institutional AM® Equity Sector Strategy Fund holds in excess of 5% of outstanding voting securities of this security.

(b)	Rate disclosed is the seven day effective yield as of April 30, 2026.

See accompanying notes to financial statements.

PFG GLOBAL EQUITY INDEX STRATEGY FUND
SCHEDULE OF INVESTMENTS
April 30, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.6%
	EQUITY - 99.6%
229,763	Vanguard FTSE Developed Markets ETF	$15,807,694
105,018	Vanguard FTSE Emerging Markets ETF	6,188,711
191,796	Vanguard Growth ETF	15,951,673
15,624	Vanguard Small-Cap ETF	4,443,309
260,622	Vanguard Total International Stock ETF	21,647,264
92,582	Vanguard Total Stock Market ETF	32,790,693
58,939	Vanguard Value ETF	12,187,407
	TOTAL EXCHANGE-TRADED FUNDS (Cost $92,415,743)	109,016,751

	SHORT-TERM INVESTMENTS — 1.0%
	MONEY MARKET FUNDS - 1.0%
1,046,763	BlackRock Liquidity FedFund, Institutional Class, 3.54% (Cost $1,046,763)(a)	1,046,763

	TOTAL INVESTMENTS - 100.6% (Cost $93,462,506)	$110,063,514
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6)%	(625,596)
	NET ASSETS - 100.0%	$109,437,918

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven day effective yield as of April 30, 2026.

See accompanying notes to financial statements.

PFG INVESCO® EQUITY FACTOR ROTATION STRATEGY FUND
SCHEDULE OF INVESTMENTS
April 30, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.8%
	EQUITY - 99.8%
184,027	Invesco International Developed Dynamic Multifactor ETF	$6,122,339
238,801	Invesco Russell 1000 Dynamic Multifactor ETF	15,725,046
80,142	Invesco Russell 2000 Dynamic Multifactor ETF	3,984,107
173,795	Invesco S&P 500 Low Volatility ETF	12,945,990
28,698	Invesco S&P 500 Momentum ETF	3,839,505
161,517	Invesco S&P 500 Quality ETF	13,095,798
29,957	Invesco S&P 500 Revenue ETF	3,711,073
220,624	Invesco S&P Emerging Markets Low Volatility ETF	6,400,369
180,790	Invesco S&P International Developed Low Volatility ETF	6,425,277
29,068	Invesco S&P MidCap 400 GARP ETF	3,648,034
	TOTAL EXCHANGE-TRADED FUNDS (Cost $68,250,590)	75,897,538

	SHORT-TERM INVESTMENTS — 0.6%
	MONEY MARKET FUNDS - 0.6%
403,351	BlackRock Liquidity FedFund, Institutional Class, 3.54% (Cost $403,351)(a)	403,351

	TOTAL INVESTMENTS - 100.4% (Cost $68,653,941)	$76,300,889
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%	(267,315)
	NET ASSETS - 100.0%	$76,033,574

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven day effective yield as of April 30, 2026.

See accompanying notes to financial statements.

PFG JANUS HENDERSON® BALANCED STRATEGY FUND
SCHEDULE OF INVESTMENTS
April 30, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 7.5%
	FIXED INCOME - 7.5%
481,629	Janus Henderson Mortgage-Backed Securities ETF (Cost $21,626,457)	$21,755,182

	OPEN END FUNDS — 92.5%
	EQUITY - 12.6%
756,637	Janus Henderson Contrarian Fund, Class N	22,222,432
162,638	Janus Henderson Research Fund, Class N	14,788,653
		37,011,085
	MIXED ALLOCATION - 79.9%
4,823,367	Janus Henderson Balanced Fund, Class N	234,222,716

	TOTAL OPEN END FUNDS (Cost $253,994,759)	271,233,801

	SHORT-TERM INVESTMENTS — 0.1%
	MONEY MARKET FUNDS - 0.1%
419,006	BlackRock Liquidity FedFund, Institutional Class, 3.54%(a)	419,006
1,231	Fidelity Treasury Money Market Fund, 3.31%(a)	1,231
	TOTAL SHORT-TERM INVESTMENTS (Cost $420,237)	420,237

	TOTAL INVESTMENTS - 100.1% (Cost $276,041,453)	$293,409,220
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(191,325)
	NET ASSETS - 100.0%	$293,217,895

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven day effective yield as of April 30, 2026.

See accompanying notes to financial statements.

PFG JANUS HENDERSON® TACTICAL INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS
April 30, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 15.8%
	FIXED INCOME - 15.8%
353,763	Janus Henderson Mortgage-Backed Securities ETF (Cost $15,783,782)	$15,979,475

	OPEN END FUNDS — 83.9%
	EQUITY - 43.8%
119,690	Janus Henderson Contrarian Fund, Class N	3,515,282
1,369,034	Janus Henderson Global Equity Income Fund, Class N	10,883,821
153,061	Janus Henderson Growth and Income Fund, Class N	11,504,074
144,480	Janus Henderson Overseas Fund, Class N	8,769,927
103,734	Janus Henderson Research Fund, Class N	9,432,524
		44,105,628
	FIXED INCOME - 40.1%
2,949,405	Janus Henderson Flexible Bond Fund, Class N	27,370,476
1,754,182	Janus Henderson High-Yield Fund, Class N	13,086,198
		40,456,674

	TOTAL OPEN END FUNDS (Cost $79,754,226)	84,562,302

	SHORT-TERM INVESTMENTS — 0.2%
	MONEY MARKET FUNDS - 0.2%
210,025	BlackRock Liquidity FedFund, Institutional Class, 3.54%(a)	210,025
639	Fidelity Treasury Money Market Fund, 3.31%(a)	639
	TOTAL SHORT-TERM INVESTMENTS (Cost $210,664)	210,664

	TOTAL INVESTMENTS - 99.9% (Cost $95,748,672)	$100,752,441
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	54,859
	NET ASSETS - 100.0%	$100,807,300

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven day effective yield as of April 30, 2026.

See accompanying notes to financial statements.

PFG JP MORGAN® TACTICAL AGGRESSIVE STRATEGY FUND
SCHEDULE OF INVESTMENTS
April 30, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 60.3%
	EQUITY - 60.3%
897,621	JPMorgan BetaBuilders US Equity ETF	$116,304,753
306,769	JPMorgan Global Select Equity ETF	21,556,658
109,069	JPMorgan International Growth ETF	8,832,408
645,581	JPMorgan International Research Enhanced Equity ETF	51,517,364
96,778	JPMorgan International Value ETF	8,747,763
45,106	State Street Communication Services Select Sector SPDR ETF	5,255,300
37,025	State Street Technology Select Sector SPDR ETF	5,905,487
	TOTAL EXCHANGE-TRADED FUNDS (Cost $188,745,682)	218,119,733

	OPEN END FUNDS — 39.6%
	ALTERNATIVE - 4.0%
587,796	JPMorgan Emerging Markets Research Enhanced Equity Fund, Class R6	14,483,305

	EQUITY - 35.6%
307,452	JPMorgan Emerging Markets Equity Fund, Class R6	15,406,417
343,802	JPMorgan Large Cap Growth Fund, Class R6	30,031,078
1,557,061	JPMorgan Large Cap Value Fund, Class R6	34,317,624
1,776,039	JPMorgan US Equity Fund, Class R6	49,214,036
		128,969,155

	TOTAL OPEN END FUNDS (Cost $125,683,573)	143,452,460

	SHORT-TERM INVESTMENTS — 0.3%
	MONEY MARKET FUNDS - 0.3%
1,220,994	BlackRock Liquidity FedFund, Institutional Class, 3.54%(a)	1,220,994
170	Fidelity Treasury Money Market Fund, 3.31%(a)	170
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,221,164)	1,221,164

	TOTAL INVESTMENTS - 100.2% (Cost $315,650,419)	$362,793,357
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(718,559)
	NET ASSETS - 100.0%	$362,074,798

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of April 30, 2026.

See accompanying notes to financial statements.

PFG JP MORGAN® TACTICAL MODERATE STRATEGY FUND
SCHEDULE OF INVESTMENTS
April 30, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 53.6%
	EQUITY - 35.6%
186,637	JPMorgan BetaBuilders US Equity ETF	$24,182,556
90,918	JPMorgan Global Select Equity ETF	6,388,808
35,560	JPMorgan International Growth ETF	2,879,649
141,196	JPMorgan International Research Enhanced Equity ETF	11,267,441
38,572	JPMorgan International Value ETF	3,486,523
12,123	State Street Communication Services Select Sector SPDR ETF	1,412,451
9,967	State Street Technology Select Sector SPDR ETF	1,589,736
		51,207,164
	FIXED INCOME - 18.0%
266,260	JPMorgan Active Bond ETF	14,276,861
191,073	JPMorgan BetaBuilders U.S. Aggregate Bond ETF	8,791,269
61,580	JPMorgan BetaBuilders USD High Yield Corporate Bond ETF	2,851,462
		25,919,592

	TOTAL EXCHANGE-TRADED FUNDS (Cost $69,258,274)	77,126,756

	OPEN END FUNDS — 46.2%
	ALTERNATIVE - 2.8%
162,343	JPMorgan Emerging Markets Research Enhanced Equity Fund, Class R6	4,000,120

	EQUITY - 27.7%
74,606	JPMorgan Emerging Markets Equity Fund, Class R6	3,738,489
23,004	JPMorgan Equity Index Fund, Class R6	2,486,751
117,466	JPMorgan Large Cap Growth Fund, Class R6	10,260,612
489,747	JPMorgan Large Cap Value Fund, Class R6	10,794,029
454,689	JPMorgan US Equity Fund, Class R6	12,599,441
		39,879,322

See accompanying notes to financial statements.

PFG JP MORGAN® TACTICAL MODERATE STRATEGY FUND
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2026

Shares		Fair Value
	OPEN END FUNDS — 46.2% (Continued)
	FIXED INCOME - 15.7%
2,618,933	JPMorgan Core Plus Bond Fund, Class R6	$18,961,077
414,375	JPMorgan Income Fund, Class R6	3,534,615
		22,495,692

	TOTAL OPEN END FUNDS (Cost $58,685,770)	66,375,134

	SHORT-TERM INVESTMENTS — 0.2%
	MONEY MARKET FUNDS - 0.2%
139,728	BlackRock Liquidity FedFund, Institutional Class, 3.54%(a)	139,728
91,078	Fidelity Treasury Money Market Fund, 3.31%(a)	91,078
	TOTAL SHORT-TERM INVESTMENTS (Cost $230,806)	230,806

	TOTAL INVESTMENTS - 100.0% (Cost $128,174,850)	$143,732,696
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%(b)	1,531
	NET ASSETS - 100.0%	$143,734,227

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of April 30, 2026.

(b)	Amount represents less than 0.05%.

See accompanying notes to financial statements.

PFG MEEDER TACTICAL STRATEGY FUND
SCHEDULE OF INVESTMENTS
April 30, 2026

Shares		Fair Value
	OPEN END FUNDS — 99.9%
	ALTERNATIVE - 10.0%
828,256	Meeder Spectrum Fund, Institutional Class(a)	$13,508,851

	EQUITY - 76.5%
1,430,005	Meeder Dynamic Allocation Fund, Institutional Class	22,751,385
351,141	Meeder Moderate Allocation Fund, Institutional Class	4,722,850
6,985,504	Meeder Muirfield Fund, Institutional Class(a)	75,583,158
		103,057,393
	FIXED INCOME - 2.7%
198,688	Meeder Tactical Income Fund, Institutional Class	1,913,363
86,943	Performance Trust Total Return Bond Fund, Institutional Class	1,715,392
		3,628,755
	MIXED ALLOCATION - 10.7%
740,706	Meeder Balanced Fund, Institutional Class	10,643,942
150,327	Meeder Conservative Allocation Fund, Institutional Class	3,734,127
		14,378,069

	TOTAL OPEN END FUNDS (Cost $119,804,516)	134,573,068

	SHORT-TERM INVESTMENTS — 0.3%
	MONEY MARKET FUNDS - 0.3%
404,850	BlackRock Liquidity FedFund, Institutional Class, 3.54%(b)	404,850
350	Fidelity Treasury Money Market Fund, 3.31%(b)	350
	TOTAL SHORT-TERM INVESTMENTS (Cost $405,200)	405,200

	TOTAL INVESTMENTS - 100.2% (Cost $120,209,716)	$134,978,268
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(285,347)
	NET ASSETS - 100.0%	$134,692,921

(a)	Affiliated Company – PFG Meeder Tactical Strategy Fund holds in excess of 5% of outstanding voting securities of this security.

(b)	Rate disclosed is the seven day effective yield as of April 30, 2026.

See accompanying notes to financial statements.

PFG MFS® AGGRESSIVE GROWTH STRATEGY FUND
SCHEDULE OF INVESTMENTS
April 30, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 14.8%
	COMMODITY - 5.1%
146,460	iShares GSCI Commodity Dynamic Roll Strategy ETF	$5,294,470

	EQUITY - 9.7%
41,051	Schwab International Small-Cap Equity ETF	2,058,297
58,671	SPDR Portfolio Emerging Markets ETF	3,006,302
7,407	Vanguard Small-Cap Growth ETF	2,481,049
11,043	Vanguard Small-Cap Value ETF	2,566,614
		10,112,262

	TOTAL EXCHANGE-TRADED FUNDS (Cost $11,115,368)	15,406,732

	OPEN END FUNDS — 85.0%
	EQUITY - 85.0%
306,676	MFS Global Real Estate Fund, Class R6	5,293,226
62,226	MFS Growth Fund, Class R6	12,547,925
127,808	MFS International Equity Fund, Class R6	5,231,190
106,946	MFS International Growth Fund, Class R6	5,148,365
284,318	MFS International Large Cap Value Fund, Class R6	5,168,909
54,798	MFS International New Discovery Fund, Class R6	1,938,210
365,589	MFS Mid Cap Growth Fund, Class R6	10,569,179
313,581	MFS Mid Cap Value Fund, Class R6	10,483,017
197,188	MFS Research Fund, Class R6	11,411,257
301,534	MFS Research International Fund, Class R6	8,289,160
239,742	MFS Value Fund, Class R6	12,579,266
	TOTAL OPEN END FUNDS (Cost $80,992,775)	88,659,704

See accompanying notes to financial statements.

PFG MFS® AGGRESSIVE GROWTH STRATEGY FUND
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2026

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 0.4%
	MONEY MARKET FUNDS - 0.4%
420,678	BlackRock Liquidity FedFund, Institutional Class, 3.54%(a)	$420,678
199	Fidelity Treasury Money Market Fund, 3.31%(a)	199
	TOTAL SHORT-TERM INVESTMENTS (Cost $420,877)	420,877

	TOTAL INVESTMENTS - 100.2% (Cost $92,529,020)	$104,487,313
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(211,876)
	NET ASSETS - 100.0%	$104,275,437

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of April 30, 2026.

See accompanying notes to financial statements.

PFG PIMCO ACTIVE CORE BOND STRATEGY FUND
SCHEDULE OF INVESTMENTS
April 30, 2026

Shares		Fair Value
	OPEN END FUNDS — 99.4%
	FIXED INCOME - 99.4%
4,460,789	PIMCO Income Fund, Institutional Class	$48,265,738
2,667,242	PIMCO International Bond Fund, Institutional Class	25,872,250
946,052	PIMCO Investment Grade Credit Bond Fund, Institutional Class	8,552,312
2,400,562	PIMCO Mortgage Opportunities and Bond Fund, Institutional Class	22,421,248
7,683,794	PIMCO Total Return Fund, Institutional Class	67,156,356
	TOTAL OPEN END FUNDS (Cost $174,401,038)	172,267,904

	SHORT-TERM INVESTMENTS — 0.4%
	MONEY MARKET FUNDS - 0.4%
722,327	BlackRock Liquidity FedFund, Institutional Class, 3.54%(a)	722,327
207	Fidelity Treasury Money Market Fund, 3.31%(a)	207
	TOTAL SHORT-TERM INVESTMENTS (Cost $722,534)	722,534

	TOTAL INVESTMENTS - 99.8% (Cost $175,123,572)	$172,990,438
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	282,534
	NET ASSETS - 100.0%	$173,272,972

(a)	Rate disclosed is the seven day effective yield as of April 30, 2026.

See accompanying notes to financial statements.

PFG US EQUITY INDEX STRATEGY FUND
SCHEDULE OF INVESTMENTS
April 30, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.7%
	EQUITY - 99.7%
50,238	Vanguard Extended Market ETF	$11,356,802
371,289	Vanguard Russell 1000 Growth ETF	45,579,438
468,017	Vanguard Russell 1000 Value ETF	47,475,645
29,469	Vanguard Russell 2000 ETF	3,310,547
135,173	Vanguard S&P 500 ETF	89,292,581
	TOTAL EXCHANGE-TRADED FUNDS (Cost $168,691,928)	197,015,013

	SHORT-TERM INVESTMENTS — 0.2%
	MONEY MARKET FUNDS - 0.2%
450,275	BlackRock Liquidity FedFund, Institutional Class, 3.54% (Cost $450,275)(a)	450,275

	TOTAL INVESTMENTS - 99.9% (Cost $169,142,203)	$197,465,288
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	213,055
	NET ASSETS - 100.0%	$197,678,343

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven day effective yield as of April 30, 2026.

See accompanying notes to financial statements.

The Pacific Financial Funds
Statements of Assets and Liabilities
April 30, 2026

					PFG Fidelity
	PFG American Funds®		PFG BNY Mellon	PFG BR Target	Institutional AM®
	Conservative Income	PFG American Funds®	Diversifier Strategy	Allocation Equity	Core Plus Bond
	Strategy Fund	Growth Strategy Fund	Fund	Strategy Fund	Strategy Fund
Assets:
Total Securities, at cost	$275,070,661	$1,045,284,751	$110,466,978	$366,034,417	$67,889,644
Total Securities, at fair value	$276,896,132	$1,240,892,417	$115,512,804	$476,530,129	$68,757,018
Receivable for securities sold	—	399,975	—	999,105	—
Receivable for Fund shares sold	743,648	2,966,820	143,275	613,963	202,836
Interest and dividends receivable	573,457	12,711	216,036	6,295	51,167
Total Assets	278,213,237	1,244,271,923	115,872,115	478,149,492	69,011,021
Liabilities:
Payable for Fund shares redeemed	547,433	1,050,321	169,868	382,428	63,750
Payable for securities purchased	500,100	—	—	1,000,159	100,084
Accrued investment advisory fees	253,720	1,223,849	114,859	459,337	68,831
Payable to administrator	168,368	677,581	97,540	317,003	98,583
Total Liabilities	1,469,621	2,951,751	382,267	2,158,927	331,248
Net Assets	$276,743,616	$1,241,320,172	$115,489,848	$475,990,565	$68,679,773

Net Assets:
Paid in capital	$281,242,554	$966,478,268	$124,527,617	$363,007,861	$66,766,884
Accumulated earnings/(deficit)	(4,498,938)	274,841,904	(9,037,769)	112,982,704	1,912,889
Net Assets	$276,743,616	$1,241,320,172	$115,489,848	$475,990,565	$68,679,773

Class I Shares:
Net assets	$276,743,616	$1,241,320,172	$115,489,848	$475,990,565	$68,679,773
Total shares outstanding at end of year ($0 par value, unlimited shares authorized)	27,838,246	87,533,755	11,496,617	26,603,489	7,669,858

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$9.94	$14.18	$10.05	$17.89	$8.95

See accompanying notes to financial statements.

The Pacific Financial Funds
Statements of Assets and Liabilities (Continued)
April 30, 2026

	PFG Fidelity	PFG Fidelity
	Institutional AM®	Institutional AM®		PFG Invesco® Equity	PFG Janus
	Equity Index Strategy	Equity Sector Strategy	PFG Global Equity	Factor Rotation	Henderson® Balanced
	Fund	Fund	Index Strategy Fund	Strategy Fund	Strategy Fund
Assets:
Investments in unaffiliated securities, at cost	$495,304,439	$521,606,552	$93,462,506	$68,653,941	$276,041,453
Investments in affiliated securities, at cost	—	31,247,403	—	—	—
Total Securities, at cost	$495,304,439	$552,853,955	$93,462,506	$68,653,941	$276,041,453
Investments in unaffiliated securities, at fair value	$652,210,161	$566,860,193	$110,063,514	$76,300,889	$293,409,220
Investments in affiliated securities, at fair value	—	30,973,926	—	—	—
Total Securities, at fair value	$652,210,161	$597,834,119	$110,063,514	$76,300,889	$293,409,220
Receivable for securities sold	1,499,985	949,985	—	—	599,950
Receivable for Fund shares sold	1,638,104	1,415,971	129,621	111,341	300,935
Interest and dividends receivable	11,601	7,730	8,919	2,430	95,151
Total Assets	655,359,851	600,207,805	110,202,054	76,414,660	294,405,256
Liabilities:
Due to custodian	—	—	—	49,770	—
Payable for Fund shares redeemed	503,854	891,114	78,904	120,140	700,102
Payable for securities purchased	1,600,045	—	500,446	—	—
Accrued investment advisory fees	622,446	592,910	88,656	71,253	294,693
Payable to administrator	380,775	395,650	96,130	139,923	192,566
Total Liabilities	3,107,120	1,879,674	764,136	381,086	1,187,361
Net Assets	$652,252,731	$598,328,131	$109,437,918	$76,033,574	$293,217,895

Net Assets:
Paid in capital	$485,842,128	$499,864,363	$91,797,364	$68,805,777	$259,767,761
Accumulated earnings	166,410,603	98,463,768	17,640,554	7,227,797	33,450,134
Net Assets	$652,252,731	$598,328,131	$109,437,918	$76,033,574	$293,217,895

Class I Shares:
Net assets	$652,252,731	$598,328,131	$109,437,918	$76,033,574	$293,217,895
Total shares outstanding at end of year ($0 par value, unlimited shares authorized)	38,163,221	40,557,322	8,175,196	6,810,273	25,764,920

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$17.09	$14.75	$13.39	$11.16	$11.38

See accompanying notes to financial statements.

The Pacific Financial Funds
Statements of Assets and Liabilities (Continued)
April 30, 2026

	PFG Janus	PFG JP Morgan®	PFG JP Morgan®
	Henderson® Tactical	Tactical Aggressive	Tactical Moderate	PFG Meeder Tactical	PFG MFS® Aggressive
	Income Strategy Fund	Strategy Fund	Strategy Fund	Strategy Fund	Growth Strategy Fund
Assets:
Investments in unaffiliated securities, at cost	$95,748,672	$315,650,419	$128,174,850	$41,868,863	$92,529,020
Investments in affiliated securities, at cost	—	—	—	78,340,853	—
Total Securities, at cost	$95,748,672	$315,650,419	$128,174,850	$120,209,716	$92,529,020
Investments in unaffiliated securities, at fair value	$100,752,441	$362,793,357	$143,732,696	$45,886,259	$104,487,313
Investments in affiliated securities, at fair value	—	—	—	89,092,009	—
Total Securities, at fair value	$100,752,441	$362,793,357	$143,732,696	$134,978,268	$104,487,313
Receivable for securities sold	99,975	—	450,096	100,000	302,299
Receivable for Fund shares sold	107,440	373,318	46,330	66,821	125,873
Interest and dividends receivable	237,242	4,722	18,896	2,636	1,578
Total Assets	101,197,098	363,171,397	144,248,018	135,147,725	104,917,063
Liabilities:
Payable for Fund shares redeemed	187,509	497,986	259,140	212,671	146,021
Payable for securities purchased	—	—	—	—	300,075
Accrued investment advisory fees	102,766	352,471	141,360	133,168	101,300
Payable to administrator	99,523	246,142	113,291	108,965	94,230
Total Liabilities	389,798	1,096,599	513,791	454,804	641,626
Net Assets	$100,807,300	$362,074,798	$143,734,227	$134,692,921	$104,275,437

Net Assets:
Paid in capital	$95,210,221	$299,151,226	$125,203,439	$117,960,898	$86,574,955
Accumulated earnings	5,597,079	62,923,572	18,530,788	16,732,023	17,700,482
Net Assets	$100,807,300	$362,074,798	$143,734,227	$134,692,921	$104,275,437

Class I Shares:
Net assets	$100,807,300	$362,074,798	$143,734,227	$134,692,921	$104,275,437
Total shares outstanding at end of year ($0 par value, unlimited shares authorized)	9,175,610	24,445,407	11,669,287	12,033,434	10,515,715

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$10.99	$14.81	$12.32	$11.19	$9.92

See accompanying notes to financial statements.

The Pacific Financial Funds
Statements of Assets and Liabilities (Continued)
April 30, 2026

	PFG PIMCO Active Core	PFG US Equity Index
	Bond Strategy Fund	Strategy Fund
Assets:
Total Securities, at cost	$175,123,572	$169,142,203
Total Securities, at fair value	$172,990,438	$197,465,288
Receivable for Fund shares sold	156,820	318,659
Receivable for securities sold	—	249,560
Interest and dividends receivable	665,980	2,567
Total Assets	173,813,238	198,036,074
Liabilities:
Payable for Fund shares redeemed	238,221	7,121
Accrued investment advisory fees	173,304	200,467
Payable to administrator	128,741	150,143
Total Liabilities	540,266	357,731
Net Assets	$173,272,972	$197,678,343

Net Assets:
Paid in capital	$190,331,349	$163,180,693
Accumulated earnings/(deficit)	(17,058,377)	34,497,650
Net Assets	$173,272,972	$197,678,343

Class I Shares:
Net assets	$173,272,972	$197,678,343
Total shares outstanding at end of year ($0 par value, unlimited shares authorized)	20,077,224	14,483,563

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$8.63	$13.65

See accompanying notes to financial statements.

The Pacific Financial Funds
Statements of Operations
For the Year Ended April 30, 2026

					PFG Fidelity
	PFG American	PFG American	PFG BNY Mellon	PFG BR Target	Institutional AM®
	Funds® Conservative	Funds® Growth	Diversifier Strategy	Allocation Equity	Core Plus Bond
	Income Strategy Fund	Strategy Fund	Fund	Strategy Fund	Strategy Fund
Investment Income:
Dividend income	$9,422,091	$8,421,865	$4,643,303	$5,714,946	$2,317,609
Income from affiliates	—	—	—	—	657,706
Interest income	47,407	205,741	20,748	69,008	14,887
Total Investment Income	9,469,498	8,627,606	4,664,051	5,783,954	2,990,202
Expenses:
Investment advisory fees	2,910,002	13,960,748	1,362,842	4,820,354	848,743
Administrative service fees	1,651,462	7,923,431	773,394	2,735,946	481,654
Total Expenses	4,561,464	21,884,179	2,136,236	7,556,300	1,330,397
Net Investment Income/(Loss)	4,908,034	(13,256,573)	2,527,815	(1,772,346)	1,659,805

Net Realized and Unrealized Gain/(Loss) on Investments
Net realized gain/(loss) from:
Unaffiliated investments	(157,777)	22,405,264	2,289,580	8,403,246	862,504
Affiliated investments (Note 5)	—	—	—	—	413,206
Distributions received from underlying investment companies	3,475,896	88,447,108	—	—	—
Total realized gain	3,318,119	110,852,372	2,289,580	8,403,246	1,275,710
Net change in unrealized appreciation/(depreciation) of:
Unaffiliated investments	5,185,405	175,083,989	5,065,479	92,321,136	(161,014)
Affiliated Investments (Note 5)	—	—	—	—	(273,392)
Total change in unrealized appreciation/(depreciation) of investments	5,185,405	175,083,989	5,065,479	92,321,136	(434,406)

Net Realized and Unrealized Gain on Investments	8,503,524	285,936,361	7,355,059	100,724,382	841,304
Net Increase in Net Assets Resulting from Operations	$13,411,558	$272,679,788	$9,882,874	$98,952,036	$2,501,109

See accompanying notes to financial statements.

The Pacific Financial Funds
Statements of Operations (Continued)
For the Year Ended April 30, 2026

	PFG Fidelity	PFG Fidelity
	Institutional AM®	Institutional AM®		PFG Invesco® Equity	PFG Janus
	Equity Index Strategy	Equity Sector Strategy	PFG Global Equity	Factor Rotation	Henderson® Balanced
	Fund	Fund	Index Strategy Fund	Strategy Fund	Strategy Fund
Investment Income:
Dividend income	$8,614,573	$8,924,878	$1,212,602	$1,264,146	$5,801,987
Income from affiliates	—	63,077	—	—	—
Interest income	124,865	108,960	19,331	13,723	48,453
Total Investment Income	8,739,438	9,096,915	1,231,933	1,277,869	5,850,440
Expenses:
Investment advisory fees	6,393,405	6,491,074	812,218	783,535	3,571,124
Administrative service fees	3,628,896	3,684,118	461,016	444,681	2,026,590
Total Expenses	10,022,301	10,175,192	1,273,234	1,228,216	5,597,714
Net Investment Income/(Loss)	(1,282,863)	(1,078,277)	(41,301)	49,653	252,726

Net Realized and Unrealized Gain on Investments
Net realized gain from:
Unaffiliated investments	23,414,732	74,987,477	2,088,353	8,371,489	4,300,676
Affiliated investments (Note 5)	—	687,737	—	—	—
Distributions received from underlying investment companies	—	27,406,898	—	—	18,801,335
Total realized gain	23,414,732	103,082,112	2,088,353	8,371,489	23,102,011
Net change in unrealized appreciation of:
Unaffiliated investments	107,383,239	48,877,346	14,968,603	3,556,766	19,063,973
Affiliated Investments (Note 5)	—	19,638	—	—	—
Total change in unrealized appreciation of investments	107,383,239	48,896,984	14,968,603	3,556,766	19,063,973

Net Realized and Unrealized Gain on Investments	130,797,971	151,979,096	17,056,956	11,928,255	42,165,984
Net Increase in Net Assets Resulting from Operations	$129,515,108	$150,900,819	$17,015,655	$11,977,908	$42,418,710

See accompanying notes to financial statements.

The Pacific Financial Funds
Statements of Operations (Continued)
For the Year Ended April 30, 2026

	PFG Janus	PFG JP Morgan®	PFG JP Morgan®
	Henderson® Tactical	Tactical Aggressive	Tactical Moderate	PFG Meeder Tactical	PFG MFS® Aggressive
	Income Strategy Fund	Strategy Fund	Strategy Fund	Strategy Fund	Growth Strategy Fund
Investment Income:
Dividend income	$4,031,440	$6,382,016	$4,159,991	$1,216,826	$1,749,350
Income from affiliates	—	—	—	1,561,041	—
Interest income	15,883	58,773	24,033	23,639	19,745
Total Investment Income	4,047,323	6,440,789	4,184,024	2,801,506	1,769,095
Expenses:
Investment advisory fees	1,276,681	4,005,148	1,705,299	1,530,630	1,197,400
Administrative service fees	724,481	2,273,080	967,742	868,639	679,529
Total Expenses	2,001,162	6,278,228	2,673,041	2,399,269	1,876,929
Net Investment Income/(Loss)	2,046,161	162,561	1,510,983	402,237	(107,834)

Net Realized and Unrealized Gain/(Loss) on Investments
Net realized gain/(loss) from:
Unaffiliated investments	2,383,945	38,186,630	9,697,117	(76,180)	1,996,483
Affiliated investments (Note 5)	36,214	—	—	847,796	—
Distributions received from underlying investment companies	2,970,079	6,578,185	2,152,489	4,103,128	6,474,217
Total realized gain	5,390,238	44,764,815	11,849,606	4,874,744	8,470,700
Net change in unrealized appreciation of:
Unaffiliated Investments	5,507,024	30,774,705	8,953,875	6,160,418	9,335,763
Affiliated Investments (Note 5)	76,850	—	—	15,767,720	—
Total change in unrealized appreciation of investments	5,583,874	30,774,705	8,953,875	21,928,138	9,335,763

Net Realized and Unrealized Gain on Investments	10,974,112	75,539,520	20,803,481	26,802,882	17,806,463
Net Increase in Net Assets Resulting from Operations	$13,020,273	$75,702,081	$22,314,464	$27,205,119	$17,698,629

See accompanying notes to financial statements.

The Pacific Financial Funds
Statements of Operations (Continued)
For the Year Ended April 30, 2026

	PFG PIMCO Active
	Core Bond Strategy	PFG US Equity Index
	Fund	Strategy Fund
Investment Income:
Dividend income	$7,900,317	$1,730,683
Interest income	32,177	34,301
Total Investment Income	7,932,494	1,764,984
Expenses:
Investment advisory fees	1,941,695	1,826,400
Administrative service fees	1,101,965	1,036,821
Total Expenses	3,043,660	2,863,221
Net Investment Income/(Loss)	4,888,834	(1,098,237)

Net Realized and Unrealized Gain/(Loss) on Investments
Net realized gain/(loss) from:
Unaffiliated investments	(1,736,684)	7,765,697
Net change in unrealized appreciation of:
Unaffiliated Investments	2,622,731	26,793,958

Net Realized and Unrealized Gain on Investments	886,047	34,559,655
Net Increase in Net Assets Resulting from Operations	$5,774,881	$33,461,418

See accompanying notes to financial statements.

The Pacific Financial Funds
Statements of Changes in Net Assets

	PFG American Funds®
	Conservative Income		PFG American Funds®		PFG BNY Mellon Diversifier
	Strategy Fund		Growth Strategy Fund		Strategy Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30,	April 30,	April 30,	April 30,	April 30,	April 30,
	2026	2025	2026	2025	2026	2025
Increase/(Decrease) in Net Assets From Operations:
Net investment income/(loss)	$4,908,034	$4,183,116	$(13,256,573)	$(10,382,285)	$2,527,815	$3,019,111
Net realized gain/(loss) on investments	(157,777)	(1,731,597)	22,405,264	22,057,647	2,289,580	(484,684)
Distributions received from underlying investment companies	3,475,896	1,944,903	88,447,108	58,500,902	—	98,814
Net change in unrealized appreciation/(depreciation)on investments	5,185,405	11,032,841	175,083,989	(4,208,273)	5,065,479	2,552,746
Net increase in net assets resulting from operations	13,411,558	15,429,263	272,679,788	65,967,991	9,882,874	5,185,987

From Distributions to Shareholders:
Class I	(7,607,261)	(4,774,048)	(84,599,050)	(44,148,684)	(2,651,547)	(3,141,390)
Total distributions to shareholders	(7,607,261)	(4,774,048)	(84,599,050)	(44,148,684)	(2,651,547)	(3,141,390)

From Shares of Beneficial Interest:
Proceeds from shares sold	119,100,652	76,795,330	354,698,696	258,282,416	25,323,048	22,370,360
Reinvestment of distributions	7,603,029	4,766,689	84,592,325	44,144,985	2,650,480	3,140,860
Cost of shares redeemed	(77,137,375)	(69,326,379)	(308,646,006)	(186,319,070)	(28,594,535)	(32,972,196)
Net increase/(decrease) in net assets from share transactions of beneficial interest	49,566,306	12,235,640	130,645,015	116,108,331	(621,007)	(7,460,976)
Total increase/(decrease) in net assets	55,370,603	22,890,855	318,725,753	137,927,638	6,610,320	(5,416,379)

Net Assets:
Beginning of year	221,373,013	198,482,158	922,594,419	784,666,781	108,879,528	114,295,907
End of year	$276,743,616	$221,373,013	$1,241,320,172	$922,594,419	$115,489,848	$108,879,528

Share Activity:
Shares Sold	11,955,011	7,986,877	25,788,208	20,876,162	2,574,673	2,331,770
Shares Reinvested	769,537	503,878	6,197,240	3,560,079	271,010	336,641
Shares Redeemed	(7,737,320)	(7,201,753)	(22,473,184)	(15,107,569)	(2,923,022)	(3,444,679)
Net increase/(decrease) in shares of beneficial interest outstanding	4,987,228	1,289,002	9,512,264	9,328,672	(77,339)	(776,268)

See accompanying notes to financial statements.

The Pacific Financial Funds
Statements of Changes in Net Assets (Continued)

	PFG BR Target Allocation		PFG Fidelity Institutional AM®		PFG Fidelity Institutional AM®
	Equity Strategy Fund		Core Plus Bond Strategy Fund		Equity Index Strategy Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30,	April 30,	April 30,	April 30,	April 30,	April 30,
	2026	2025	2026	2025	2026	2025
Increase/(Decrease) in Net Assets From Operations:
Net investment income/(loss)	$(1,772,346)	$(1,444,134)	$1,659,805	$1,411,341	$(1,282,863)	$(569,926)
Net realized gain on investments	8,403,246	14,264,185	1,275,710	643,887	23,414,732	14,366,126
Distributions received from underlying investment companies	—	—	—	—	—	165,842
Net change in unrealized appreciation/(depreciation) on investments	92,321,136	7,364,293	(434,406)	1,329,617	107,383,239	12,537,523
Net increase in net assets resulting from operations	98,952,036	20,184,344	2,501,109	3,384,845	129,515,108	26,499,565

From Distributions to Shareholders:
Class I	(9,324,785)	—	(1,800,749)	(1,222,224)	(18,743,680)	(28,478,244)
Total distributions to shareholders	(9,324,785)	—	(1,800,749)	(1,222,224)	(18,743,680)	(28,478,244)

From Shares of Beneficial Interest:
Proceeds from shares sold	125,205,928	119,851,378	24,468,387	33,289,528	212,753,612	150,707,646
Reinvestment of distributions	9,317,670	—	1,800,749	1,221,900	18,742,441	28,476,727
Cost of shares redeemed	(59,343,162)	(54,975,630)	(24,362,482)	(23,293,296)	(87,795,352)	(158,607,190)
Net increase in net assets from share transactions of beneficial interest	75,180,436	64,875,748	1,906,654	11,218,132	143,700,701	20,577,183
Total increase in net assets	164,807,687	85,060,092	2,607,014	13,380,753	254,472,129	18,598,504

Net Assets:
Beginning of year	311,182,878	226,122,786	66,072,759	52,692,006	397,780,602	379,182,098
End of year	$475,990,565	$311,182,878	$68,679,773	$66,072,759	$652,252,731	$397,780,602

Share Activity:
Shares Sold	7,546,626	8,531,238	2,714,597	3,758,520	13,321,848	10,488,987
Shares Reinvested	550,364	—	200,306	140,448	1,164,850	2,050,160
Shares Redeemed	(3,612,192)	(3,925,849)	(2,707,896)	(2,616,515)	(5,527,992)	(11,458,400)
Net increase in shares of beneficial interest outstanding	4,484,798	4,605,389	207,007	1,282,453	8,958,706	1,080,747

See accompanying notes to financial statements.

The Pacific Financial Funds
Statements of Changes in Net Assets (Continued)

	PFG Fidelity Institutional AM®		PFG Global Equity Index Strategy		PFG Invesco® Equity Factor
	Equity Sector Strategy Fund		Fund		Rotation Strategy Fund
	Year Ended	Year Ended	Year Ended	Period* Ended	Year Ended	Year Ended
	April 30,	April 30,	April 30,	April 30,	April 30,	April 30,
	2026	2025	2026	2025	2026	2025
Increase/(Decrease) in Net Assets From Operations:
Net investment income/(loss)	$(1,078,277)	$(3,830,582)	$(41,301)	$75,117	$49,653	$16,392
Net realized gain on investments	75,675,214	56,609,716	2,088,353	1,223,797	8,371,489	5,985,933
Distributions received from underlying investment companies	27,406,898	10,028,108	—	—	—	—
Net change in unrealized appreciation/(depreciation) on investments	48,896,984	(41,229,986)	14,968,603	1,632,405	3,556,766	(1,645,942)
Net increase in net assets resulting from operations	150,900,819	21,577,256	17,015,655	2,931,319	11,977,908	4,356,383

From Distributions to Shareholders:
Class I	(81,299,937)	(38,581,791)	(1,717,953)	(588,467)	(35,730)	(12,657)
Total distributions to shareholders	(81,299,937)	(38,581,791)	(1,717,953)	(588,467)	(35,730)	(12,657)

From Shares of Beneficial Interest:
Proceeds from shares sold	160,623,204	127,962,527	49,782,915	63,412,593	18,692,997	10,546,623
Reinvestment of distributions	81,281,875	38,571,583	1,717,953	588,467	35,730	12,657
Cost of shares redeemed	(128,851,162)	(124,539,810)	(13,169,379)	(10,535,185)	(10,738,025)	(17,993,926)
Net increase/(decrease) in net assets from share transactions of beneficial interest	113,053,917	41,994,300	38,331,489	53,465,875	7,990,702	(7,434,646)
Total increase/(decrease) in net assets	182,654,799	24,989,765	53,629,191	55,808,727	19,932,880	(3,090,920)

Net Assets:
Beginning of year	415,673,332	390,683,567	55,808,727	—	56,100,694	59,191,614
End of year	$598,328,131	$415,673,332	$109,437,918	$55,808,727	$76,033,574	$56,100,694

Share Activity:
Shares Sold	11,138,367	9,127,887	3,855,477	6,179,185	1,779,452	1,168,769
Shares Reinvested	5,941,657	2,813,391	135,914	54,792	3,416	1,394
Shares Redeemed	(8,944,106)	(8,833,197)	(1,064,970)	(985,202)	(1,046,339)	(1,962,430)
Net increase/(decrease) in shares of beneficial interest outstanding	8,135,918	3,108,081	2,926,421	5,248,775	736,529	(792,267)

*	Commencement of operations and trading was May 1, 2024.

See accompanying notes to financial statements.

The Pacific Financial Funds
Statements of Changes in Net Assets (Continued)

	PFG Janus Henderson®		PFG Janus Henderson® Tactical		PFG JP Morgan® Tactical
	Balanced Strategy Fund		Income Strategy Fund		Aggressive Strategy Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30,	April 30,	April 30,	April 30,	April 30,	April 30,
	2026	2025	2026	2025	2026	2025
Increase/(Decrease) in Net Assets From Operations:
Net investment income	$252,726	$715,369	$2,046,161	$2,296,517	$162,561	$2,117,032
Net realized gain on investments	4,300,676	2,659,026	2,420,159	5,515,018	38,186,630	27,779,375
Distributions received from underlying investment companies	18,801,335	12,559,094	2,970,079	1,867,221	6,578,185	4,563,255
Net change in unrealized appreciation/(depreciation) on investments	19,063,973	4,468,757	5,583,874	(2,958,347)	30,774,705	(13,472,861)
Net increase in net assets resulting from operations	42,418,710	20,402,246	13,020,273	6,720,409	75,702,081	20,986,801

From Distributions to Shareholders:
Class I	(1,192,813)	(1,075,107)	(1,784,921)	(2,518,418)	(50,089,296)	(4,858,299)
Total distributions to shareholders	(1,192,813)	(1,075,107)	(1,784,921)	(2,518,418)	(50,089,296)	(4,858,299)

From Shares of Beneficial Interest:
Proceeds from shares sold	56,406,694	47,095,395	21,068,478	27,263,527	72,259,349	51,021,150
Reinvestment of distributions	1,192,523	1,074,873	1,784,615	2,518,033	50,081,667	4,857,607
Cost of shares redeemed	(73,707,950)	(70,916,958)	(34,511,870)	(32,600,814)	(59,361,985)	(63,570,837)
Net increase/(decrease) in net assets from share transactions of beneficial interest	(16,108,733)	(22,746,690)	(11,658,777)	(2,819,254)	62,979,031	(7,692,080)
Total increase/(decrease) in net assets	25,117,164	(3,419,551)	(423,425)	1,382,737	88,591,816	8,436,422

Net Assets:
Beginning of year	268,100,731	271,520,282	101,230,725	99,847,988	273,482,982	265,046,560
End of year	$293,217,895	$268,100,731	$100,807,300	$101,230,725	$362,074,798	$273,482,982

Share Activity:
Shares Sold	5,130,626	4,719,093	1,974,484	2,731,274	4,827,748	3,633,321
Shares Reinvested	105,440	106,108	165,549	258,525	3,539,341	345,737
Shares Redeemed	(6,736,106)	(7,137,591)	(3,243,521)	(3,293,571)	(3,963,842)	(4,528,118)
Net increase/(decrease) in shares of beneficial interest outstanding	(1,500,040)	(2,312,390)	(1,103,488)	(303,772)	4,403,247	(549,060)

See accompanying notes to financial statements.

The Pacific Financial Funds
Statements of Changes in Net Assets (Continued)

	PFG JP Morgan® Tactical		PFG Meeder Tactical		PFG MFS® Aggressive
	Moderate Strategy Fund		Strategy Fund		Growth Strategy Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30,	April 30,	April 30,	April 30,	April 30,	April 30,
	2026	2025	2026	2025	2026	2025
Increase/(Decrease) in Net Assets From Operations:
Net investment income/(loss)	$1,510,983	$2,488,748	$402,237	$3,618,562	$(107,834)	$(360,776)
Net realized gain/(loss) on investments	9,697,117	9,157,110	771,616	(179,946)	1,996,483	5,994,290
Distributions received from underlying investment companies	2,152,489	1,154,069	4,103,128	9,749,238	6,474,217	4,836,345
Net change in unrealized appreciation/(depreciation) on investments	8,953,875	(1,701,861)	21,928,138	(8,602,642)	9,335,763	(3,749,353)
Net increase in net assets resulting from operations	22,314,464	11,098,066	27,205,119	4,585,212	17,698,629	6,720,506

From Distributions to Shareholders:
Class I	(7,842,964)	(1,663,228)	(10,747,290)	(4,122,419)	(8,589,730)	(7,668,822)
Total distributions to shareholders	(7,842,964)	(1,663,228)	(10,747,290)	(4,122,419)	(8,589,730)	(7,668,822)

From Shares of Beneficial Interest:
Proceeds from shares sold	23,847,274	17,983,537	31,633,197	22,417,332	21,199,268	18,160,349
Reinvestment of distributions	7,839,250	1,662,530	10,745,825	4,121,912	8,574,431	7,656,884
Cost of shares redeemed	(32,651,113)	(40,347,900)	(38,177,360)	(27,311,743)	(23,874,704)	(36,512,840)
Net increase/(decrease) in net assets from share transactions of beneficial interest	(964,589)	(20,701,833)	4,201,662	(772,499)	5,898,995	(10,695,607)
Total increase/(decrease) in net assets	13,506,911	(11,266,995)	20,659,491	(309,706)	15,007,894	(11,643,923)

Net Assets:
Beginning of year	130,227,316	141,494,311	114,033,430	114,343,136	89,267,543	100,911,466
End of year	$143,734,227	$130,227,316	$134,692,921	$114,033,430	$104,275,437	$89,267,543

Share Activity:
Shares Sold	1,984,663	1,614,389	2,919,067	2,148,134	2,155,078	1,872,400
Shares Reinvested	654,908	148,839	1,005,222	399,798	911,204	837,733
Shares Redeemed	(2,727,606)	(3,608,490)	(3,497,202)	(2,661,211)	(2,446,738)	(3,734,436)
Net increase/(decrease) in shares of beneficial interest outstanding	(88,035)	(1,845,262)	427,087	(113,279)	619,544	(1,024,303)

See accompanying notes to financial statements.

The Pacific Financial Funds
Statements of Changes in Net Assets (Continued)

	PFG PIMCO Active Core		PFG US Equity Index
	Bond Strategy Fund		Strategy Fund
	Year Ended	Year Ended	Year Ended	Period* Ended
	April 30,	April 30,	April 30,	April 30,
	2026	2025	2026	2025
Increase/(Decrease) in Net Assets From Operations:
Net investment income/(loss)	$4,888,834	$4,203,316	$(1,098,237)	$(464,188)
Net realized gain/(loss) on investments	(1,736,684)	(1,036,740)	7,765,697	1,496,458
Net change in unrealized appreciation on investments	2,622,731	5,526,233	26,793,958	1,529,127
Net increase in net assets resulting from operations	5,774,881	8,692,809	33,461,418	2,561,397

From Distributions to Shareholders:
Class I	(4,450,582)	(4,506,821)	(1,331,836)	(676,230)
Total distributions to shareholders	(4,450,582)	(4,506,821)	(1,331,836)	(676,230)

From Shares of Beneficial Interest:
Proceeds from shares sold	58,671,588	53,666,595	107,877,044	107,650,036
Reinvestment of distributions	4,449,715	4,506,821	1,331,836	676,230
Cost of shares redeemed	(39,134,657)	(38,094,937)	(40,062,479)	(13,809,073)
Net increase in net assets from share transactions of beneficial interest	23,986,646	20,078,479	69,146,401	94,517,193
Total increase in net assets	25,310,945	24,264,467	101,275,983	96,402,360

Net Assets:
Beginning of year	147,962,027	123,697,560	96,402,360	—
End of year	$173,272,972	$147,962,027	$197,678,343	$96,402,360

Share Activity:
Shares Sold	6,731,888	6,287,338	8,482,379	10,173,259
Shares Reinvested	512,050	542,337	101,744	59,059
Shares Redeemed	(4,506,793)	(4,463,178)	(3,092,459)	(1,240,419)
Net increase in shares of beneficial interest outstanding	2,737,145	2,366,497	5,491,664	8,991,899

*	Commencement of operations and trading was May 1, 2024.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
PFG American Funds® Conservative Income Strategy Fund
Selected data based on a share outstanding throughout the year indicated.

	Class I Shares^
	Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
	April 30,	April 30,		April 30,		April 30,		April 30,
	2026	2025		2024		2023		2022
Net asset value, beginning of year	$9.69	$9.21		$9.39		$9.81		$10.42
Income/(loss) from investment operations:
Net investment income/(loss) (1,2)	0.21	0.19		0.17		0.11		(0.03)
Net realized and unrealized gain/(loss) on investments	0.37	0.50		(0.14)		(0.25)		(0.43)
Total income/(loss) from investment operations	0.58	0.69		0.03		(0.14)		(0.46)
Less distributions from:
Net investment income	(0.18)	(0.19)		(0.17)		(0.06)		—
Net realized gain	(0.15)	(0.02)		(0.04)		(0.22)		(0.15)
Total distributions from net investment income and net realized gains	(0.33)	(0.21)		(0.21)		(0.28)		(0.15)
Net asset value, end of year	$9.94	$9.69		$9.21		$9.39		$9.81
Total return (3)	5.97%	7.55%		0.23%		(1.42)%		(4.55)%
Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$276,744	$221,373		$198,482		$194,756		$204,525
Ratio of net expenses to average net assets (4)	1.93%	1.99%		1.99%		2.03%		2.05%
Ratio of gross expenses to average net assets (4)	1.93%	2.03	% (5)	2.05	% (5)	2.05	% (5)	2.05%
Ratio of net investment income/(loss) to average net assets (2,4)	2.08%	1.92%		1.84%		1.18%		(0.28)%
Portfolio turnover rate	14%	14%		13%		33%		34%

^	Class R shares were re-designated as Class I shares effective March 31, 2025.

(1)	Net investment income/(loss) has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
PFG American Funds® Growth Strategy Fund
Selected data based on a share outstanding throughout the year indicated.

	Class I Shares^
	Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
	April 30,	April 30,		April 30,		April 30,		April 30,
	2026	2025		2024		2023		2022
Net asset value, beginning of year	$11.82	$11.42		$9.49		$11.53		$14.25
Income/(loss) from investment operations:
Net investment loss (1,2)	(0.16)	(0.14)		(0.09)		(0.13)		(0.23)
Net realized and unrealized gain/(loss) on investments	3.57	1.12		2.06		(0.09)		(1.76)
Total income/(loss) from investment operations	3.41	0.98		1.97		(0.22)		(1.99)
Less distributions from:
Net realized gain	(1.05)	(0.58)		(0.04)		(1.82)		(0.73)
Net asset value, end of year	$14.18	$11.82		$11.42		$9.49		$11.53
Total return (3)	29.18%	8.38%		20.79%		(0.50)%		(15.06)%
Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$1,241,320	$922,594		$784,667		$572,669		$562,425
Ratio of net expenses to average net assets (4)	1.93%	1.99%		1.99%		2.03%		2.05%
Ratio of gross expenses to average net assets (4)	1.93%	2.03	% (5)	2.05	% (5)	2.05	% (5)	2.05%
Ratio of net investment loss to average net assets (2,4)	(1.17)%	(1.12)%		(0.90)%		(1.29)%		(1.61)%
Portfolio turnover rate	16%	27%		6%		12%		25%

^	Class R shares were re-designated as Class I shares effective March 31, 2025.

(1)	Net investment loss has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
PFG BNY Mellon Diversifier Strategy Fund
Selected data based on a share outstanding throughout the year indicated.

	Class I Shares^
	Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
	April 30,	April 30,		April 30,		April 30,		April 30,
	2026	2025		2024		2023		2022
Net asset value, beginning of year	$9.41	$9.25		$9.34		$10.05		$10.79
Income/(loss) from investment operations:
Net investment income (1,2)	0.22	0.25		0.09		0.27		0.07
Net realized and unrealized gain/(loss) on investments	0.66	0.18		(0.08)		(0.49)		(0.44)
Total income/(loss) from investment operations	0.88	0.43		0.01		(0.22)		(0.37)
Less distributions from:
Net investment income	(0.24)	(0.27)		(0.10)		(0.34)		—
Net realized gain	—	—		—		(0.15)		(0.37)
Total distributions from net investment income and net realized gains	(0.24)	(0.27)		(0.10)		(0.49)		(0.37)
Net asset value, end of year	$10.05	$9.41		$9.25		$9.34		$10.05
Total return (3)	9.42%	4.67%		0.06%		(2.13)%		(3.64)%
Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$115,490	$108,880		$114,296		$153,043		$161,793
Ratio of net expenses to average net assets (4)	1.93%	1.99%		1.99%		2.03%		2.05%
Ratio of gross expenses to average net assets (4)	1.93%	2.03	% (5)	2.05	% (5)	2.05	% (5)	2.05%
Ratio of net investment income to average net assets (2,4)	2.29%	2.63%		0.94%		2.83%		0.65%
Portfolio turnover rate	32%	38%		26%		54%		19%

^	Class R shares were re-designated as Class I shares effective March 31, 2025.

(1)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
PFG BR Target Allocation Equity Strategy Fund
Selected data based on a share outstanding throughout the year indicated.

	Class I Shares^
	Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
	April 30,	April 30,		April 30,		April 30,		April 30,
	2026	2025		2024		2023		2022
Net asset value, beginning of year	$14.07	$12.91		$11.07		$11.38		$13.86
Income/(loss) from investment operations:
Net investment loss (1,2)	(0.07)	(0.07)		(0.03)		(0.03)		(0.07)
Net realized and unrealized gain/(loss) on investments	4.28	1.23		1.87		0.08		(0.99)
Total income/(loss) from investment operations	4.21	1.16		1.84		0.05		(1.06)
Less distributions from:
Net realized gain	(0.39)	—		—		(0.36)		(1.42)
Net asset value, end of year	$17.89	$14.07		$12.91		$11.07		$11.38
Total return (3)	30.05%	8.99%		16.62%		0.70%		(9.29)%
Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$475,991	$311,183		$226,123		$121,803		$217,232
Ratio of net expenses to average net assets (4)	1.93%	1.99%		1.99%		2.04%		2.05%
Ratio of gross expenses to average net assets (4)	1.93%	2.03	% (5)	2.05	% (5)	2.05	% (5)	2.05%
Ratio of net investment loss to average net assets (2,4)	(0.45)%	(0.50)%		(0.22)%		(0.29)%		(0.53)%
Portfolio turnover rate	8%	42%		161%		43%		48%

^	Class R shares were re-designated as Class I shares effective March 31, 2025.

(1)	Net investment loss has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund
Selected data based on a share outstanding throughout the year/period indicated.

	Class I Shares^
	Year Ended	Year Ended		Year Ended		Year Ended		Period* Ended
	April 30,	April 30,		April 30,		April 30,		April 30,
	2026	2025		2024		2023		2022
Net asset value, beginning of year/period	$8.85	$8.53		$8.78		$9.00		$10.00
Income/(Loss) from investment operations:
Net investment income/(loss) (1,2)	0.22	0.21		0.19		0.06		(0.01)
Net realized and unrealized gain/(loss) on investments	0.12	0.29		(0.32)		(0.26)		(0.99)
Total income/(loss) from investment operations	0.34	0.50		(0.13)		(0.20)		(1.00)
Less distributions from:
Net investment income	(0.22)	(0.18)		(0.12)		(0.02)		—
Net realized gain	(0.02)	—		—		—	(6)	—
Total distributions from net investment income and net realized gains	(0.24)	(0.18)		(0.12)		(0.02)		—
Net asset value, end of year/period	$8.95	$8.85		$8.53		$8.78		$9.00
Total return (3)	3.78%	5.94%		(1.57)%		(2.24)%		(10.00)%
Ratios and Supplemental Data:
Net assets, end of year/period (in 000’s)	$68,680	$66,073		$52,692		$20,761		$6,877
Ratio of net expenses to average net assets (4)	1.93%	1.99%		1.99%		2.03%		2.06	% (8)
Ratio of gross expenses to average net assets (4)	1.93%	2.03	% (5)	2.05	% (5)	2.05	% (5)	2.06	% (8)
Ratio of net investment income/(loss) to average net assets (2,4)	2.41%	2.36%		2.24%		0.75%		(0.25	)% (8)
Portfolio turnover rate	42%	26%		94%		70%		6	% (7)

*	The Fund commenced operations and trading on October 29, 2021.

^	Class R shares were re-designated as Class I shares effective March 31, 2025.

(1)	Net investment income/(loss) has been calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(6)	Amount represents less than $0.005.

(7)	Not annualized.

(8)	Annualized.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
PFG Fidelity Institutional AM® Equity Index Strategy Fund
Selected data based on a share outstanding throughout the year indicated.

	Class I Shares^
	Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
	April 30,	April 30,		April 30,		April 30,		April 30,
	2026	2025		2024		2023		2022
Net asset value, beginning of year	$13.62	$13.48		$12.16		$12.59		$14.12
Income/(Loss) from investment operations:
Net investment income/(loss) (1,2)	(0.04)	(0.02)		0.01		0.02		(0.05)
Net realized and unrealized gain/(loss) on investments	4.07	1.30		1.79		0.04		(0.75)
Total income/(loss) from investment operations	4.03	1.28		1.80		0.06		(0.80)
Less distributions from:
Net investment income	—	—		(0.04)		(0.04)		(0.02)
Net realized gain	(0.56)	(1.14)		(0.44)		(0.45)		(0.71)
Total distributions from net investment income and net realized gains	(0.56)	(1.14)		(0.48)		(0.49)		(0.73)
Net asset value, end of year	$17.09	$13.62		$13.48		$12.16		$12.59
Total return (3)	29.86%	9.32%		14.93%		0.74%		(6.37)%
Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$652,253	$397,781		$379,182		$246,340		$132,819
Ratio of net expenses to average net assets (4)	1.93%	1.99%		1.99%		2.02%		2.05%
Ratio of gross expenses to average net assets (4)	1.93%	2.03	% (5)	2.05	% (5)	2.05	% (5)	2.05%
Ratio of net investment income/(loss) to average net assets (2,4)	(0.25)%	(0.16)%		0.04%		0.15%		(0.36)%
Portfolio turnover rate	14%	21%		40%		16%		16%

^	Class R shares were re-designated as Class I shares effective March 31, 2025.

(1)	Net investment income/(loss) has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
PFG Fidelity Institutional AM® Equity Sector Strategy Fund
Selected data based on a share outstanding throughout the year indicated.

	Class I Shares^
	Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
	April 30,	April 30,		April 30,		April 30,		April 30,
	2026	2025		2024		2023		2022
Net asset value, beginning of year	$12.82	$13.33		$11.83		$12.38		$12.88
Income/(loss) from investment operations:
Net investment loss (1,2)	(0.03)	(0.13)		(0.10)		(0.08)		(0.03)
Net realized and unrealized gain on investments	4.29	0.97		1.91		0.74		0.47
Total income from investment operations	4.26	0.84		1.81		0.66		0.44
Less distributions from:
Net investment income	—	—		—		—		(0.02)
Net realized gain	(2.33)	(1.35)		(0.31)		(1.21)		(0.92)
Total distributions from net investment income and net realized gains	(2.33)	(1.35)		(0.31)		(1.21)		(0.94)
Net asset value, end of year	$14.75	$12.82		$13.33		$11.83		$12.38
Total return (3)	34.68%	5.66%		15.38%		5.95%		2.58%
Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$598,328	$415,673		$390,684		$297,203		$224,395
Ratio of net expenses to average net assets (4)	1.93%	1.99%		1.99%		2.03%		2.05%
Ratio of gross expenses to average net assets (4)	1.93%	2.03	% (5)	2.05	% (5)	2.05	% (5)	2.05%
Ratio of net investment loss to average net assets (2,4)	(0.20)%	(0.91)%		(0.77)%		(0.65)%		(0.25)%
Portfolio turnover rate	120%	114%		57%		106%		70%

^	Class R shares were re-designated as Class I shares effective March 31, 2025.

(1)	Net investment loss has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
PFG Global Equity Index Strategy Fund
Selected data based on a share outstanding throughout each year/period indicated.

	Class I Shares^
	Year Ended	Period* Ended
	April 30,	April 30,
	2026	2025
Net asset value, beginning of year/period	$10.63	$10.00
Income/(loss) from investment operations:
Net investment income/(loss) (1,2)	(0.01)	0.02
Net realized and unrealized gain on investments	3.11	0.72
Total income from investment operations	3.10	0.74
Less distributions from:
Net investment income	(0.03)	(0.05)
Net realized gain	(0.31)	(0.06)
Total distributions from net investment income and net realized gains	(0.34)	(0.11)
Net asset value, end of year/period	$13.39	$10.63
Total return (3)	29.28%	7.36%
Ratios and Supplemental Data:
Net assets, end of year/period (in 000’s)	$109,438	$55,809
Ratio of net expenses to average net assets (4)	1.93%	1.99	% (7)
Ratio of gross expenses to average net assets (4)	1.93%	2.03	% (5,7)
Ratio of net investment income/(loss) to average net assets (2,4)	(0.06)%	0.14	% (7)
Portfolio turnover rate	15%	29	% (6)

*	The Fund commenced operations and trading on May 1, 2024.

^	Class R shares were re-designated as Class I shares effective March 31, 2025.

(1)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
PFG Invesco® Equity Factor Rotation Strategy Fund
Selected data based on a share outstanding throughout the year/period indicated.

	Class I Shares^
	Year Ended	Year Ended		Year Ended		Year Ended		Period* Ended
	April 30,	April 30,		April 30,		April 30,		April 30,
	2026	2025		2024		2023		2022
Net asset value, beginning of year/period	$9.24	$8.62		$7.36		$7.61		$10.00
Income/(Loss) from investment operations:
Net investment income/(loss) (1,2)	0.01	—	(8)	0.01		(0.07)		(0.04)
Net realized and unrealized gain/(loss) on investments	1.92	0.62		1.25		(0.18)		(2.33)
Total income/(loss) from investment operations	1.93	0.62		1.26		(0.25)		(2.37)
Less distributions from:
Net investment income	(0.01)	—	(8)	—		—		(0.02)
Net asset value, end of year/period	$11.16	$9.24		$8.62		$7.36		$7.61
Total return (3)	20.85%	7.22%		17.12%		(3.29)%		(23.77)%
Ratios and Supplemental Data:
Net assets, end of year/period (in 000’s)	$76,034	$56,101		$59,192		$31,557		$59,251
Ratio of net expenses to average net assets (4)	1.93%	1.99%		1.99%		2.04%		2.05	% (7)
Ratio of gross expenses to average net assets (4)	1.93%	2.03	% (5)	2.05	% (5)	2.05	% (5)	2.05	% (7)
Ratio of net investment income/(loss) to average net assets (2,4)	0.08%	0.03%		0.12%		(0.90)%		(0.82	)% (7)
Portfolio turnover rate	76%	57%		121%		22%		7	% (6)

*	The Fund commenced operations and trading on October 29, 2021.

^	Class R shares were re-designated as Class I shares effective March 31, 2025.

(1)	Net investment income/(loss) has been calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(6)	Not annualized.

(7)	Annualized.

(8)	Amount represents less than $0.005.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
PFG Janus Henderson® Balanced Strategy Fund
Selected data based on a share outstanding throughout the year/period indicated.

	Class I Shares^
	Year Ended	Year Ended		Year Ended		Year Ended		Period* Ended
	April 30,	April 30,		April 30,		April 30,		April 30,
	2026	2025		2024		2023		2022
Net asset value, beginning of year/period	$9.83	$9.18		$8.42		$8.73		$10.00
Income/(Loss) from investment operations:
Net investment income/(loss) (1,2)	0.01	0.02		0.03		0.01		—	(6)
Net realized and unrealized gain/(loss) on investments	1.59	0.67		0.73		(0.04)		(1.23)
Total income/(loss) from investment operations	1.60	0.69		0.76		(0.03)		(1.23)
Less distributions from:
Net investment income	(0.03)	(0.04)		—		—		(0.04)
Net realized gain	(0.02)	—		—		(0.28)		—
Total distributions from net investment income and net realized gains	(0.05)	(0.04)		—		(0.28)		(0.04)
Net asset value, end of year/period	$11.38	$9.83		$9.18		$8.42		$8.73
Total return (3)	16.24%	7.47%		9.03%		(0.20)%		(12.37)%
Ratios and Supplemental Data:
Net assets, end of year/period (in 000’s)	$293,218	$268,101		$271,520		$268,073		$274,897
Ratio of net expenses to average net assets (4)	1.93%	1.99%		1.99%		2.03%		2.05	% (8)
Ratio of gross expenses to average net assets (4)	1.93%	2.03	% (5)	2.05	% (5)	2.05	% (5)	2.05	% (8)
Ratio of net investment income/(loss) to average net assets (2,4)	0.09%	0.25%		0.40%		0.07%		(0.01	)% (8)
Portfolio turnover rate	23%	29%		21%		37%		4	% (7)

*	The Fund commenced operations and trading on October 29, 2021.

^	Class R shares were re-designated as Class I shares effective March 31, 2025.

(1)	Net investment income/(loss) has been calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(6)	Amount represents less than $0.005.

(7)	Not annualized.

(8)	Annualized.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
PFG Janus Henderson® Tactical Income Strategy Fund
Selected data based on a share outstanding throughout the year indicated.

	Class I Shares^
	Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
	April 30,	April 30,		April 30,		April 30,		April 30,
	2026	2025		2024		2023		2022
Net asset value, beginning of year	$9.85	$9.43		$9.14		$9.19		$11.24
Income/(loss) from investment operations:
Net investment income (1,2)	0.21	0.22		0.18		0.15		0.07
Net realized and unrealized gain/(loss) on investments	1.12	0.44		0.32		(0.13)		(0.75)
Total income/(loss) from investment operations	1.33	0.66		0.50		0.02		(0.68)
Less distributions from:
Net investment income	(0.19)	(0.24)		(0.21)		—		(0.13)
Net realized gain	—	—		—		(0.07)		(1.24)
Total distributions from net investment income and net realized gains	(0.19)	(0.24)		(0.21)		(0.07)		(1.37)
Net asset value, end of year	$10.99	$9.85		$9.43		$9.14		$9.19
Total return (3)	13.52%	6.99%		5.47	% (6)	0.34%		(7.18)%
Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$100,807	$101,231		$99,848		$116,490		$117,928
Ratio of net expenses to average net assets (4)	1.93%	1.99%		1.99%		2.03%		2.05%
Ratio of gross expenses to average net assets (4)	1.93%	2.03	% (5)	2.05	% (5)	2.05	% (5)	2.05%
Ratio of net investment income to average net assets (2,4)	1.98%	2.22%		1.93%		1.72%		0.66%
Portfolio turnover rate	27%	101%		41%		73%		104%

^	Class R shares were re-designated as Class I shares effective March 31, 2025.

(1)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
PFG JP Morgan® Tactical Aggressive Strategy Fund
Selected data based on a share outstanding throughout the year indicated.

	Class I Shares^
	Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
	April 30,	April 30,		April 30,		April 30,		April 30,
	2026	2025		2024		2023		2022
Net asset value, beginning of year	$13.65	$12.87		$11.13		$11.80		$13.22
Income/(loss) from investment operations:
Net investment income (1,2)	0.01	0.10		0.01		0.01		0.14
Net realized and unrealized gain/(loss) on investments	3.59	0.92		1.73		(0.02)		(0.87)
Total income/(loss) from investment operations	3.60	1.02		1.74		(0.01)		(0.73)
Less distributions from:
Net investment income	(0.04)	(0.12)		—		—		(0.16)
Net realized gain	(2.40)	(0.12)		—		(0.66)		(0.53)
Total distributions from net investment income and net realized gains	(2.44)	(0.24)		—		(0.66)		(0.69)
Net asset value, end of year	$14.81	$13.65		$12.87		$11.13		$11.80
Total return (3)	27.21%	7.87%		15.63%		0.28%		(6.17)%
Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$362,075	$273,483		$265,047		$250,705		$249,759
Ratio of net expenses to average net assets (4)	1.93%	1.99%		1.99%		2.03%		2.05%
Ratio of gross expenses to average net assets (4)	1.93%	2.03	% (5)	2.05	% (5)	2.05	% (5)	2.05%
Ratio of net investment income/(loss) to average net assets (2,4)	0.05%	0.74%		0.12%		0.07%		1.03%
Portfolio turnover rate	58%	51%		48%		99%		57%

^	Class R shares were re-designated as Class I shares effective March 31, 2025.

(1)	Net investment income/(loss) has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
PFG JP Morgan® Tactical Moderate Strategy Fund
Selected data based on a share outstanding throughout the year indicated.

	Class I Shares^
	Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
	April 30,	April 30,		April 30,		April 30,		April 30,
	2026	2025		2024		2023		2022
Net asset value, beginning of year	$11.08	$10.40		$9.65		$10.52		$12.10
Income/(loss) from investment operations:
Net investment income (1,2)	0.13	0.20		0.11		0.07		0.09
Net realized and unrealized gain/(loss) on investments	1.82	0.61		0.69		(0.14)		(0.91)
Total income/(loss) from investment operations	1.95	0.81		0.80		(0.07)		(0.82)
Less distributions from:
Net investment income	(0.35)	(0.13)		(0.05)		—		(0.10)
Net realized gain	(0.36)	—		—		(0.80)		(0.66)
Total distributions from net investment income and net realized gains	(0.71)	(0.13)		(0.05)		(0.80)		(0.76)
Net asset value, end of year	$12.32	$11.08		$10.40		$9.65		$10.52
Total return (3)	17.78%	7.81%		8.33%		(0.27)%		(7.49)%
Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$143,734	$130,227		$141,494		$163,916		$190,631
Ratio of net expenses to average net assets (4)	1.93%	1.99%		1.99%		2.03%		2.05%
Ratio of gross expenses to average net assets (4)	1.93%	2.03	% (5)	2.05	% (5)	2.05	% (5)	2.05%
Ratio of net investment income to average net assets (2,4)	1.09%	1.74%		1.09%		0.72%		0.74%
Portfolio turnover rate	47%	50%		62%		119%		76%

^	Class R shares were re-designated as Class I shares effective March 31, 2025.

(1)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
PFG Meeder Tactical Strategy Fund
Selected data based on a share outstanding throughout the year indicated.

	Class I Shares^
	Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
	April 30,	April 30,		April 30,		April 30,		April 30,
	2026	2025		2024		2023		2022
Net asset value, beginning of year	$9.83	$9.76		$8.85		$10.44		$11.34
Income/(loss) from investment operations:
Net investment income/(loss) (1,2)	0.04	0.31		—	(6)	(0.09)		0.06
Net realized and unrealized gain/(loss) on investments	2.32	0.10		1.12		0.08		(0.73)
Total income/(loss) from investment operations	2.36	0.41		1.12		(0.01)		(0.67)
Less distributions from:
Net investment income	(0.09)	(0.26)		—		—		—
Net realized gain	(0.91)	(0.08)		(0.21)		(1.58)		(0.23)
Total distributions from net investment income and net realized gains	(1.00)	(0.34)		(0.21)		(1.58)		(0.23)
Net asset value, end of year	$11.19	$9.83		$9.76		$8.85		$10.44
Total return (3)	24.52%	4.11%		12.74%		0.39%		(6.09)%
Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$134,693	$114,033		$114,343		$114,003		$119,009
Ratio of net expenses to average net assets (4)	1.93%	1.99%		1.99%		2.03%		2.05%
Ratio of gross expenses to average net assets (4)	1.93%	2.03	% (5)	2.05	% (5)	2.05	% (5)	2.05%
Ratio of net investment income/(loss) to average net assets (2,4)	0.32%	2.93%		(0.04)%		(0.90)%		0.53%
Portfolio turnover rate	16%	12%		7%		11%		67%

^	Class R shares were re-designated as Class I shares effective March 31, 2025.

(1)	Net investment income/(loss) has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(6)	Amount represents less than $0.005.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
PFG MFS® Aggressive Growth Strategy Fund
Selected data based on a share outstanding throughout the year indicated.

	Class I Shares^
	Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
	April 30,	April 30,		April 30,		April 30,		April 30,
	2026	2025		2024		2023		2022
Net asset value, beginning of year	$9.02	$9.24		$8.53		$10.32		$13.23
Income/(loss) from investment operations:
Net investment income/(loss) (1,2)	(0.01)	(0.03)		(0.03)		0.02		(0.06)
Net realized and unrealized gain/(loss) on investments	1.80	0.60		1.02		(0.13)		(0.39)
Total income/(loss) from investment operations	1.79	0.57		0.99		(0.11)		(0.45)
Less distributions from:
Net realized gain	(0.89)	(0.79)		(0.28)		(1.68)		(2.46)
Net asset value, end of year	$9.92	$9.02		$9.24		$8.53		$10.32
Total return (3)	20.38%	6.09%		11.74%		(0.21)%		(5.81)%
Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$104,275	$89,268		$100,911		$83,716		$88,076
Ratio of net expenses to average net assets (4)	1.93%	1.99%		1.99%		2.03%		2.05%
Ratio of gross expenses to average net assets (4)	1.93%	2.03	% (5)	2.05	% (5)	2.05	% (5)	2.05%
Ratio of net investment income/(loss) to average net assets (2,4)	(0.11)%	(0.36)%		(0.35)%		0.20%		(0.50)%
Portfolio turnover rate	15%	24%		18%		18%		30%

^	Class R shares were re-designated as Class I shares effective March 31, 2025.

(1)	Net investment income/(loss) has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
PFG PIMCO Active Core Bond Strategy Fund
Selected data based on a share outstanding throughout the year indicated.

	Class I Shares^
	Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
	April 30,	April 30,		April 30,		April 30,		April 30,
	2026	2025		2024		2023		2022
Net asset value, beginning of year	$8.53	$8.26		$8.43		$8.91		$10.15
Income/(loss) from investment operations:
Net investment income (1,2)	0.27	0.26		0.26		0.31		0.07
Net realized and unrealized gain/(loss) on investments	0.07	0.29		(0.18)		(0.53)		(0.95)
Total income/(loss) from investment operations	0.34	0.55		0.08		(0.22)		(0.88)
Less distributions from:
Net investment income	(0.24)	(0.28)		(0.25)		(0.26)		(0.08)
Net realized gain	—	—		—		—		(0.28)
Total distributions from net investment income and net realized gains	(0.24)	(0.28)		(0.25)		(0.26)		(0.36)
Net asset value, end of year	$8.63	$8.53		$8.26		$8.43		$8.91
Total return (3)	3.99%	6.74%		0.84%		(2.43)%		(9.00)%
Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$173,273	$147,962		$123,698		$115,328		$141,259
Ratio of net expenses to average net assets (4)	1.93%	1.99%		1.99%		2.03%		2.05%
Ratio of gross expenses to average net assets (4)	1.93%	2.03	% (5)	2.05	% (5)	2.05	% (5)	2.05%
Ratio of net investment income to average net assets (2,4)	3.11%	3.05%		3.07%		3.58%		0.71%
Portfolio turnover rate	15%	23%		25%		31%		53%

^	Class R shares were re-designated as Class I shares effective March 31, 2025.

(1)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
PFG US Equity Index Strategy Fund
Selected data based on a share outstanding throughout each year/period indicated.

	Class I Shares^
	Year Ended	Period* Ended
	April 30,	April 30,
	2026	2025
Net asset value, beginning of year/period	$10.72	$10.00
Income/(loss) from investment operations:
Net investment loss (1,2)	(0.09)	(0.07)
Net realized and unrealized gain on investments	3.13	0.89
Total income from investment operations	3.04	0.82
Less distributions from:
Net realized gain	(0.11)	(0.10)
Net asset value, end of year/period	$13.65	$10.72
Total return (3)	28.36%	8.10%
Ratios and Supplemental Data:
Net assets, end of year/period (in 000’s)	$197,678	$96,402
Ratio of net expenses to average net assets (4)	1.93%	1.99	% (7)
Ratio of gross expenses to average net assets (4)	1.93%	2.03	% (5,7)
Ratio of net investment loss to average net assets (2,4)	(0.74)%	(0.65	)% (7)
Portfolio turnover rate	21%	22	% (6)

*	The Fund commenced operations and trading on May 1, 2024.

^	Class R shares were re-designated as Class I shares effective March 31, 2025.

(1)	Net investment loss has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS
April 30, 2026

1.	ORGANIZATION

The Pacific Financial Family of Mutual Funds is comprised of seventeen different actively managed funds. Each Fund is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Each Fund currently offers Class I shares. Effective March 31, 2025, each fund converted its Class R shares to Class I shares. The Funds are “fund of funds”, in that each Fund will generally invest in other investment companies. The Funds and their primary investment objective, as of April 30, 2026, are as follows:

Fund	Primary Objective
PFG American Funds® Conservative Income Strategy Fund	Current Income
PFG American Funds® Growth Strategy Fund	Growth of capital
PFG BNY Mellon Diversifier Strategy Fund	Income with a secondary objective of capital appreciation
PFG BR Target Allocation Equity Strategy Fund	Growth of capital
PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund	Current income
PFG Fidelity Institutional AM® Equity Index Strategy Fund	Total return
PFG Fidelity Institutional AM® Equity Sector Strategy Fund	Growth of capital
PFG Global Equity Index Strategy Fund	Growth of capital
PFG Invesco® Equity Factor Rotation Strategy Fund	Aggressive growth
PFG Janus Henderson® Balanced Strategy Fund	Capital appreciation with a secondary objective of income
PFG Janus Henderson® Tactical Income Strategy Fund	Current income
PFG JP Morgan® Tactical Aggressive Strategy Fund	Aggressive growth
PFG JP Morgan® Tactical Moderate Strategy Fund	Capital appreciation with a secondary objective of income
PFG Meeder Tactical Strategy Fund	Capital appreciation
PFG MFS® Aggressive Growth Strategy Fund	Aggressive growth
PFG PIMCO Active Core Bond Strategy Fund	Income
PFG US Equity Index Strategy Fund	Growth of capital

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 "Financial Services – Investment Companies", including Accounting Standard Update 2013-08.

Segment Reporting – An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Trust. The Funds operate as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Funds, using the information presented in the financial statements and financial highlights.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2026

Accounting Pronouncement – The Funds adopted the FASB Accounting Standards Update 2023-09, "Income Taxes (Topic 740) Improvements to Income Tax Disclosures" ("ASU 2023-09"), which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in ASU 2023-09 are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. The Funds’ adoption of ASU 2023-09 did not have a material impact on the Funds’ financial statements.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies. Open-end investment companies are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based upon methods established by the board of trustees of the open-end funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The Funds may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Fund may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These investments are valued using the “fair value” procedures approved by the Board. The Board has designated the adviser as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee.

Fair Valuation Process – Fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2026

to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that a Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2026

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of April 30, 2026 for each Fund’s investments measured at fair value:

PFG American Funds® Conservative Income Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Open End Funds	$275,423,505	$—	$—	$275,423,505
Short-Term Investment	1,472,627	—	—	1,472,627
Total	$276,896,132	$—	$—	$276,896,132

PFG American Funds® Growth Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Open End Funds	$1,237,661,911	$—	$—	$1,237,661,911
Short-Term Investment	3,230,506	—	—	3,230,506
Total	$1,240,892,417	$—	$—	$1,240,892,417

PFG BNY Mellon Diversifier Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$5,810,796	$—	$—	$5,810,796
Open End Funds	109,238,807	—	—	109,238,807
Short-Term Investment	463,201	—	—	463,201
Total	$115,512,804	$—	$—	$115,512,804

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2026

PFG BR Target Allocation Equity Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$474,748,233	$—	$—	$474,748,233
Short-Term Investment	1,781,896	—	—	1,781,896
Total	$476,530,129	$—	$—	$476,530,129

PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$24,665,169	$—	$—	$24,665,169
Open End Funds	43,495,064	—	—	43,495,064
Short-Term Investment	596,785	—	—	596,785
Total	$68,757,018	$—	$—	$68,757,018

PFG Fidelity Institutional AM® Equity Index Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Open End Funds	$648,788,422	$—	$—	$648,788,422
Short-Term Investment	3,421,739	—	—	3,421,739
Total	$652,210,161	$—	$—	$652,210,161

PFG Fidelity Institutional AM® Equity Sector Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$320,917,972	$—	$—	$320,917,972
Open End Funds	275,792,446	—	—	275,792,446
Short-Term Investment	1,123,701	—	—	1,123,701
Total	$597,834,119	$—	$—	$597,834,119

PFG Global Equity Index Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$109,016,751	$—	$—	$109,016,751
Short-Term Investment	1,046,763	—	—	1,046,763
Total	$110,063,514	$—	$—	$110,063,514

PFG Invesco® Equity Factor Rotation Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$75,897,538	$—	$—	$75,897,538
Short-Term Investment	403,351	—	—	403,351
Total	$76,300,889	$—	$—	$76,300,889

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2026

PFG Janus Henderson® Balanced Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$21,755,182	$—	$—	$21,755,182
Open End Funds	271,233,801	—	—	271,233,801
Short-Term Investment	420,237	—	—	420,237
Total	$293,409,220	$—	$—	$293,409,220

PFG Janus Henderson® Tactical Income Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$15,979,475	$—	$—	$15,979,475
Open End Funds	84,562,302	—	—	84,562,302
Short-Term Investment	210,664	—	—	210,664
Total	$100,752,441	$—	$—	$100,752,441

PFG JP Morgan® Tactical Aggressive Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$218,119,733	$—	$—	$218,119,733
Open End Funds	143,452,460	—	—	143,452,460
Short-Term Investment	1,221,164	—	—	1,221,164
Total	$362,793,357	$—	$—	$362,793,357

PFG JP Morgan® Tactical Moderate Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$77,126,756	$—	$—	$77,126,756
Open End Funds	66,375,134	—	—	66,375,134
Short-Term Investment	230,806	—	—	230,806
Total	$143,732,696	$—	$—	$143,732,696

PFG Meeder Tactical Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Open End Funds	$134,573,068	$—	$—	$134,573,068
Short-Term Investment	405,200	—	—	405,200
Total	$134,978,268	$—	$—	$134,978,268

PFG MFS® Aggressive Growth Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$15,406,732	$—	$—	$15,406,732
Open End Funds	88,659,704	—	—	88,659,704
Short-Term Investment	420,877	—	—	420,877
Total	$104,487,313	$—	$—	$104,487,313

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2026

PFG PIMCO Active Core Bond Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Open End Funds	$172,267,904	$—	$—	$172,267,904
Short-Term Investment	722,534	—	—	722,534
Total	$172,990,438	$—	$—	$172,990,438

PFG US Equity Index Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$197,015,013	$—	$—	$197,015,013
Short-Term Investment	450,275	—	—	450,275
Total	$197,465,288	$—	$—	$197,465,288

*	Refer to the Schedules of Investments for industry classification.

The Funds did not hold any Level 2 or Level 3 securities during the year ended April 30, 2026.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities under the effective interest method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders – Dividends from net investment income and distributions from net realized capital gains, if any, are declared and distributed annually by the Funds. Dividends from net investment income and distributions from net realized gains are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; and temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of each Fund.

Federal Income Tax – It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required. Each Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions, taken on returns filed for open tax years ended April 30, 2023 through April 30, 2025, or expected to be taken in the Funds’ April 30, 2026 year-end tax returns. Each Fund identifies its major tax jurisdictions as U.S. federal, Ohio, and foreign jurisdictions where a Fund makes significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognized interest and penalties related to unrecognized tax benefits in interest and other expenses, respectively. For the year ended April 30, 2026, the Funds did not have any interest or penalties.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2026

3.	INVESTMENT TRANSACTIONS

For the year ended April 30, 2026, cost of purchases and proceeds from sales of Fund securities, other than short-term investments, amounted to the following:

Fund	Purchases	Sales
PFG American Funds® Conservative Income Strategy Fund	$81,740,838	$32,366,632
PFG American Funds® Growth Strategy Fund	301,679,381	184,299,037
PFG BNY Mellon Diversifier Strategy Fund	35,315,399	36,207,929
PFG BR Target Allocation Equity Strategy Fund	95,546,384	31,841,233
PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund	30,274,553	28,768,924
PFG Fidelity Institutional AM® Equity Index Strategy Fund	195,518,872	73,873,430
PFG Fidelity Institutional AM® Equity Sector Strategy Fund	687,982,562	630,914,634
PFG Global Equity Index Strategy Fund	46,409,114	10,152,284
PFG Invesco® Equity Factor Rotation Strategy Fund	56,575,950	48,622,882
PFG Janus Henderson® Balanced Strategy Fund	68,251,297	66,467,031
PFG Janus Henderson® Tactical Income Strategy Fund	28,089,976	36,769,315
PFG JP Morgan® Tactical Aggressive Strategy Fund	208,453,748	188,547,965
PFG JP Morgan® Tactical Moderate Strategy Fund	64,343,108	69,343,520
PFG Meeder Tactical Strategy Fund	19,890,000	21,690,000
PFG MFS® Aggressive Growth Strategy Fund	18,085,221	14,433,243
PFG PIMCO Active Core Bond Strategy Fund	47,204,466	22,887,069
PFG US Equity Index Strategy Fund	97,724,625	31,331,346

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The Pacific Financial Group, LLC serves as the Funds’ investment adviser (the “Adviser”). Pursuant to an investment advisory agreement with the Trust, on behalf of the Funds, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, each Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.25% of each Fund’s average daily net assets for the total assets under management of all Funds managed by the Adviser less than or equal to $3 billion, and 1.20% of each Fund’s average daily net assets for the total assets under management of all Funds managed by the Adviser greater than $3 billion.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2026

For the year ended April 30, 2026, pursuant to the investment advisory agreement, the Adviser earned the following advisory fees:

Fund
PFG American Funds® Conservative Income Strategy Fund	$2,910,002
PFG American Funds® Growth Strategy Fund	13,960,748
PFG BNY Mellon Diversifier Strategy Fund	1,362,842
PFG BR Target Allocation Equity Strategy Fund	4,820,354
PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund	848,743
PFG Fidelity Institutional AM® Equity Index Strategy Fund	6,393,405
PFG Fidelity Institutional AM® Equity Sector Strategy Fund	6,491,074
PFG Global Equity Index Strategy Fund	812,218
PFG Invesco® Equity Factor Rotation Strategy Fund	783,535
PFG Janus Henderson® Balanced Strategy Fund	3,571,124
PFG Janus Henderson® Tactical Income Strategy Fund	1,276,681
PFG JP Morgan® Tactical Aggressive Strategy Fund	4,005,148
PFG JP Morgan® Tactical Moderate Strategy Fund	1,705,299
PFG Meeder Tactical Strategy Fund	1,530,630
PFG MFS® Aggressive Growth Strategy Fund	1,197,400
PFG PIMCO Active Core Bond Strategy Fund	1,941,695
PFG US Equity Index Strategy Fund	1,826,400

Pursuant to an expense limitation agreement between the Adviser and the Trust, on behalf of the Funds, (the “Expense Limitation Agreement”), the Adviser has contractually agreed to waive a portion of its advisory fee to the extent necessary so that the total expenses incurred by each Fund (exclusive of any brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))) will not exceed 1.99% per annum of each Fund’s average daily net assets. The Expense Limitation Agreement may be terminated by the Board upon 60 days’ written notice to the Adviser.

For the year ended April 30, 2026, the Funds did not waive any fees pursuant to the Expense Limitation Agreement.

Effective May 1, 2020, The Pacific Financial Group, Inc. (“TPFG), an affiliate of the Adviser, entered into an Administrative Services Agreement with the Trust (the “Administrative Services Agreement”). Under the terms of the Administrative Services Agreement, TPFG receives a fee from each Fund in an amount equal to 0.70% of the Fund’s average daily net assets. In exchange, TPFG is responsible for providing the following services and to pay for the following Fund expenses.

The Funds are used to construct model portfolios, consisting solely of one or more of the Funds (the “Model Portfolios”), which are purchased by the Funds’ shareholders. The shareholders are investment management clients of TPFG and are typically introduced to TPFG by a financial intermediary. In most, but not all, instances, the shareholders are participants in a retirement plan, regulated by ERISA or by Internal Revenue Code, and the shareholders invest in the Model Portfolios through a self-directed brokerage account (“SDBA”) or a similar type of account made available by the retirement plan.

Among the services provided to shareholders, by TPFG, under the Administrative Services Agreement, are: (i) assistance in opening an account in which the shareholder will invest in a Model Portfolio; (ii) providing resources that enable the Financial Intermediary to assist the shareholder, in identifying the shareholder’s investment objective and risk profile; (iii) educating, and responding to questions from, shareholders, or from Financial Intermediaries acting on behalf of a shareholder, about the Funds and the Model Portfolios; (iv) trading Model Portfolios on behalf of shareholders, and reconciling those trades, typically with the custodian of a retirement plan; (v) maintaining records of investments in Model Portfolios, the performance of Model Portfolios, and contributions to, and withdrawals from, Model

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2026

Portfolios, for shareholders and for their financial intermediaries; and (vi) assisting in account maintenance, account closings, and account transfers, for shareholders. All of these services are in addition to the services provided by other Fund service providers.

In addition to providing services, TPFG is responsible to make the following payments, on behalf of the Funds: (a) the fees and certain expenses incurred in connection with the provision of Fund Administration, Fund Accounting and Fund Transfer Agent Services; (b) the fees and certain expenses of the Funds’ Custodian; (c) the fees charged by retirement plan or other custodians that maintain SDBAs or other brokerage accounts for Fund shareholders; (d) the charges and expenses of legal counsel and independent accountants for the Funds; (e) the fees and expenses of Trustees who are not affiliated persons of the Adviser or distributor; (f) the fees of the Funds’ participation in any trade association of which the Trust may be a member; (g) the cost of fidelity and liability insurance; (h) the fees and expenses involved in maintaining registration of the Fund and of the Funds’ shares with the SEC, maintaining qualification of the Funds’ shares under state securities laws, and the preparation and printing of the Funds’ registration statements and prospectuses for such purposes; (i) expenses of shareholders and Trustees’ meetings; and (j) expenses of preparing, printing and mailing reports, proxy statements and prospectuses to shareholders in the amount necessary for distribution to shareholders (collectively, “Fund Operating Expenses”).

Under the Administrative Services Agreement, Fund Operating Expenses do not include (i) advertising, promotion and other expenses incurred in connection with the sale or distribution of the Funds’ shares (including expenses that the Funds are authorized to pay pursuant to Rule 12b-1); (ii) brokerage fees and commissions; (iii) taxes; (iv) borrowing costs; (iv) fees and expenses of investment companies acquired by a Fund; (v) advisory fees payable to the Adviser; and (vi) extraordinary or non-recurring expenses, such as litigation and indemnification expenses. TPFG’s role with respect to paying Fund Operating Expenses shall be as the paying agent, without responsibility (under the Administrative Services Agreement) for the manner of performance by the Funds’ service providers.

The Administrative Services Agreement will continue in effect for one (1) year and thereafter shall continue from year to year provided such continuance is approved at least annually by a vote of the majority of the Trustees. The Administrative Services Agreement may be terminated without penalty on 60 days’ written notice by a vote of a majority of the Trustees or by the TPFG, or by holders of a majority of that Trust’s outstanding shares.

The Trust, with respect to the Funds, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan provides that a monthly service and/or distribution fee is calculated by each Fund at an annual rate up to 0.25% of its average daily net assets.

Northern Lights Fund Distributors, LLC, the Fund's distributor (the "Distributor"), and other entities are paid under the Plan for services provided and the expenses borne by the Distributor and others, such as custodial platform providers and retirement plan administrators ("Platforms"), in the distribution of Fund shares and in the servicing of Fund shareholders. For the Distributor, such services and expenses include overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Funds' shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. For Platforms, the Plan permits the payment of fees charged by Platforms for distribution services provided in connection with Fund shares and custodial, recordkeeping and other services provided to Fund shareholders.

For financial intermediaries, such as brokers, investment advisers, financial planners, banks, insurance companies and others, including their respective representatives (collectively, "Financial Intermediaries"), Plan fees may be used for payment of shareholder services, such as shareholder account administrative services, and marketing support, which may include access to, or financial support for, sales meetings; access to sales representatives and Financial Intermediary management representatives; inclusion of the Funds on a sales list, including a preferred or select sales list; printing and distribution of sales literature and advertising materials; or participation in other sales programs . If you work with a Financial Intermediary in investing in the Funds, the Financial Intermediary may receive 12b-1 fees from the Distributor, for the marketing support and shareholder services provided by the Financial Intermediary.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor did not receive any commissions from the sale of the Funds’ shares.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2026

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Services, LLC (“UFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Funds. Pursuant to separate servicing agreements with UFS, TPFG pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of UFS and the Distributor, provides a chief compliance officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from TPFG.

BluGiant, LLC (“BluGiant”), an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from TPFG.

5.	INVESTMENT IN AFFILIATED COMPANIES

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities. Transactions during the year ended April 30, 2026 with affiliated companies are as follows:

PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund

						Change in
		Value-Beginning of				Unrealized	Value-End of
CUSIP	Description	Period	Purchases	Sales Proceeds	Net Realized Gain	Appreciation	Period	Income
316188101	Fidelity Corporate Bond ETF^	$14,527,838	$3,247,902	$6,259,103	$413,206	$(273,392)	$11,656,451	$657,706

^	As of April 30, 2026, this holding was no longer an affiliated investment of the PFG Fidelity Institutional AM Core Plus Bond Strategy Fund.

PFG Fidelity Institutional AM® Equity Sector Strategy Fund

						Change in
		Value-Beginning of				Unrealized	Value-End of
CUSIP	Description	Period	Purchases	Sales Proceeds	Net Realized Gain	Appreciation	Period	Income
316092881	Fidelity MSCI Materials Index ETF	$12,645,594	$32,400,379	$14,779,422	$687,737	$19,638	$30,973,926	$63,077

PFG Janus Henderson® Tactical Income Strategy Fund

						Change in
		Value-Beginning of				Unrealized	Value-End of
CUSIP	Description	Period	Purchases	Sales Proceeds	Net Realized Gain	Appreciation	Period	Income
47103X716	Janus Henderson Emerging Markets Fund*	$1,723,250	$—	$1,836,314	$36,214	$76,850	$—	$—

*	As of April 30, 2026, this holding was no longer held by the PFG Janus Henderson® Tactical Income Strategy Fund.

PFG Meeder Tactical Strategy Fund

						Change in
						Unrealized
		Value-Beginning			Net Realized	Appreciation/	Value-End of
CUSIP	Description	of Period	Purchases	Sales Proceeds	Gain/(Loss)	(Depreciation)	Period	Income
58510R788	Meeder Muirfield Fund, Institutional Class	$63,827,641	$10,925,000	$13,050,000	$367,714	$13,512,803	$75,583,158	$1,255,113
58510R655	Meeder Spectrum Fund, Institutional Class	11,398,852	1,400,000	2,025,000	480,082	2,254,917	13,508,851	305,928
		$75,226,493	$12,325,000	$15,075,000	$847,796	$15,767,720	$89,092,009	$1,561,041

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2026

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes and its respective gross unrealized appreciation and depreciation at April 30, 2026, were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
PFG American Funds® Conservative Income Strategy Fund	$287,463,351	$8,966,889	$(19,534,108)	$(10,567,219)
PFG American Funds® Growth Strategy Fund	1,062,456,257	195,607,666	(17,171,506)	178,436,160
PFG BNY Mellon Diversifier Strategy Fund	116,243,008	5,073,263	(5,803,467)	(730,204)
PFG BR Target Allocation Equity Strategy Fund	366,104,886	110,495,713	(70,470)	110,425,243
PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund	67,911,343	977,363	(131,688)	845,675
PFG Fidelity Institutional AM® Equity Index Strategy Fund	495,393,320	156,905,722	(88,881)	156,816,841
PFG Fidelity Institutional AM® Equity Sector Strategy Fund	553,175,721	45,589,594	(931,196)	44,658,398
PFG Global Equity Index Strategy Fund	93,482,019	16,601,008	(19,513)	16,581,495
PFG Invesco® Equity Factor Rotation Strategy Fund	68,669,968	7,646,948	(16,027)	7,630,921
PFG Janus Henderson® Balanced Strategy Fund	281,991,293	17,459,876	(6,041,949)	11,417,927
PFG Janus Henderson® Tactical Income Strategy Fund	97,255,354	5,003,769	(1,506,682)	3,497,087
PFG JP Morgan® Tactical Aggressive Strategy Fund	315,999,240	47,142,938	(348,821)	46,794,117
PFG JP Morgan® Tactical Moderate Strategy Fund	129,838,817	15,770,893	(1,877,014)	13,893,879
PFG Meeder Tactical Strategy Fund	122,626,200	14,897,732	(2,545,664)	12,352,068
PFG MFS® Aggressive Growth Strategy Fund	93,775,038	11,958,294	(1,246,018)	10,712,276
PFG PIMCO Active Core Bond Strategy Fund	184,680,177	885,067	(12,574,806)	(11,689,739)
PFG US Equity Index Strategy Fund	169,169,728	28,323,085	(27,525)	28,295,560

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2026

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal year ended April 30, 2026 and the fiscal year ended April 30, 2025 were as follows:

For fiscal year ended	Ordinary	Long-Term	Return of
4/30/2026	Income	Capital Gains	Capital	Total
PFG American Funds® Conservative Income Strategy Fund	$4,179,916	$3,427,345	$—	$7,607,261
PFG American Funds® Growth Strategy Fund	—	84,599,050	—	84,599,050
PFG BNY Mellon Diversifier Strategy Fund	2,651,547	—	—	2,651,547
PFG BR Target Allocation Equity Strategy Fund	4,722,145	4,602,640	—	9,324,785
PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund	1,642,668	158,081	—	1,800,749
PFG Fidelity Institutional AM® Equity Index Strategy Fund	—	18,743,680	—	18,743,680
PFG Fidelity Institutional AM® Equity Sector Strategy Fund	21,599,379	59,700,558	—	81,299,937
PFG Global Equity Index Strategy Fund	1,030,334	687,619	—	1,717,953
PFG Invesco® Equity Factor Rotation Strategy Fund	35,730	—	—	35,730
PFG Janus Henderson® Balanced Strategy Fund	751,707	441,106	—	1,192,813
PFG Janus Henderson® Tactical Income Strategy Fund	1,784,921	—	—	1,784,921
PFG JP Morgan® Tactical Aggressive Strategy Fund	3,293,718	46,795,578	—	50,089,296
PFG JP Morgan® Tactical Moderate Strategy Fund	3,914,297	3,928,667	—	7,842,964
PFG Meeder Tactical Strategy Fund	986,480	9,760,810	—	10,747,290
PFG MFS® Aggressive Growth Strategy Fund	—	8,589,730	—	8,589,730
PFG PIMCO Active Core Bond Strategy Fund	4,450,582	—	—	4,450,582
PFG US Equity Index Strategy Fund	383,565	948,271	—	1,331,836

For fiscal year ended	Ordinary	Long-Term	Return of
4/30/2025	Income	Capital Gains	Capital	Total
PFG American Funds® Conservative Income Strategy Fund	$4,325,770	$448,278	$—	$4,774,048
PFG American Funds® Growth Strategy Fund	—	44,148,684	—	44,148,684
PFG BNY Mellon Diversifier Strategy Fund	3,141,390	—	—	3,141,390
PFG BR Target Allocation Equity Strategy Fund	—	—	—	—
PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund	1,222,224	—	—	1,222,224
PFG Fidelity Institutional AM® Equity Index Strategy Fund	—	28,478,244	—	28,478,244
PFG Fidelity Institutional AM® Equity Sector Strategy Fund	219,734	38,362,057	—	38,581,791
PFG Global Equity Index Strategy Fund	588,467	—	—	588,467
PFG Invesco® Equity Factor Rotation Strategy Fund	12,657	—	—	12,657
PFG Janus Henderson® Balanced Strategy Fund	1,075,107	—	—	1,075,107
PFG Janus Henderson® Tactical Income Strategy Fund	2,518,418	—	—	2,518,418
PFG JP Morgan® Tactical Aggressive Strategy Fund	2,118,847	2,739,452	—	4,858,299
PFG JP Morgan® Tactical Moderate Strategy Fund	1,663,228	—	—	1,663,228
PFG Meeder Tactical Strategy Fund	3,116,777	1,005,642	—	4,122,419
PFG MFS® Aggressive Growth Strategy Fund	—	7,668,822	—	7,668,822
PFG PIMCO Active Core Bond Strategy Fund	4,506,821	—	—	4,506,821
PFG US Equity Index Strategy Fund	676,230	—	—	676,230

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2026

As of April 30, 2026, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed Ordinary	Undistributed Long-Term	Post October Loss and
	Income	Capital Gains	Late Year Loss
PFG American Funds® Conservative Income Strategy Fund	$1,477,291	$4,590,990	$—
PFG American Funds® Growth Strategy Fund	—	103,257,303	(6,851,559)
PFG BNY Mellon Diversifier Strategy Fund	77,736	—	—
PFG BR Target Allocation Equity Strategy Fund	—	4,539,243	(1,981,782)
PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund	478,119	589,095	—
PFG Fidelity Institutional AM® Equity Index Strategy Fund	—	12,244,789	(2,651,027)
PFG Fidelity Institutional AM® Equity Sector Strategy Fund	6,288,548	47,516,822	—
PFG Global Equity Index Strategy Fund	—	1,364,552	(305,493)
PFG Invesco® Equity Factor Rotation Strategy Fund	—	—	—
PFG Janus Henderson® Balanced Strategy Fund	215,182	21,817,025	—
PFG Janus Henderson® Tactical Income Strategy Fund	1,430,200	669,792	—
PFG JP Morgan® Tactical Aggressive Strategy Fund	—	16,129,455	—
PFG JP Morgan® Tactical Moderate Strategy Fund	85,965	4,550,944	—
PFG Meeder Tactical Strategy Fund	—	4,819,282	(439,327)
PFG MFS® Aggressive Growth Strategy Fund	—	6,988,206	—
PFG PIMCO Active Core Bond Strategy Fund	1,133,945	—	(106,049)
PFG US Equity Index Strategy Fund	—	6,817,426	(615,336)

	Capital Loss Carry	Other Book/Tax	Net Unrealized Appreciation/	Total Accumulated
	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
PFG American Funds® Conservative Income Strategy Fund	$—	$—	$(10,567,219)	$(4,498,938)
PFG American Funds® Growth Strategy Fund	—	—	178,436,160	274,841,904
PFG BNY Mellon Diversifier Strategy Fund	(8,385,301)	—	(730,204)	(9,037,769)
PFG BR Target Allocation Equity Strategy Fund	—	—	110,425,243	112,982,704
PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund	—	—	845,675	1,912,889
PFG Fidelity Institutional AM® Equity Index Strategy Fund	—	—	156,816,841	166,410,603
PFG Fidelity Institutional AM® Equity Sector Strategy Fund	—	—	44,658,398	98,463,768
PFG Global Equity Index Strategy Fund	—	—	16,581,495	17,640,554
PFG Invesco® Equity Factor Rotation Strategy Fund	(403,124)	—	7,630,921	7,227,797
PFG Janus Henderson® Balanced Strategy Fund	—	—	11,417,927	33,450,134
PFG Janus Henderson® Tactical Income Strategy Fund	—	—	3,497,087	5,597,079
PFG JP Morgan® Tactical Aggressive Strategy Fund	—	—	46,794,117	62,923,572
PFG JP Morgan® Tactical Moderate Strategy Fund	—	—	13,893,879	18,530,788
PFG Meeder Tactical Strategy Fund	—	—	12,352,068	16,732,023
PFG MFS® Aggressive Growth Strategy Fund	—	—	10,712,276	17,700,482
PFG PIMCO Active Core Bond Strategy Fund	(6,396,534)	—	(11,689,739)	(17,058,377)
PFG US Equity Index Strategy Fund	—	—	28,295,560	34,497,650

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales and foreign tax passthrough basis adjustments.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2026

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such late year losses as follows:

Late Year Losses
PFG American Funds® Conservative Income Strategy Fund	$—
PFG American Funds® Growth Strategy Fund	6,851,559
PFG BNY Mellon Diversifier Strategy Fund	—
PFG BR Target Allocation Equity Strategy Fund	1,981,782
PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund	—
PFG Fidelity Institutional AM® Equity Index Strategy Fund	2,651,027
PFG Fidelity Institutional AM® Equity Sector Strategy Fund	—
PFG Global Equity Index Strategy Fund	305,493
PFG Invesco® Equity Factor Rotation Strategy Fund	—
PFG Janus Henderson® Balanced Strategy Fund	—
PFG Janus Henderson® Tactical Income Strategy Fund	—
PFG JP Morgan® Tactical Aggressive Strategy Fund	—
PFG JP Morgan® Tactical Moderate Strategy Fund	—
PFG Meeder Tactical Strategy Fund	439,327
PFG MFS® Aggressive Growth Strategy Fund	—
PFG PIMCO Active Core Bond Strategy Fund	—
PFG US Equity Index Strategy Fund	615,336

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such capital losses as follows:

Post October Losses
PFG American Funds® Conservative Income Strategy Fund	$—
PFG American Funds® Growth Strategy Fund	—
PFG BNY Mellon Diversifier Strategy Fund	—
PFG BR Target Allocation Equity Strategy Fund	—
PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund	—
PFG Fidelity Institutional AM® Equity Index Strategy Fund	—
PFG Fidelity Institutional AM® Equity Sector Strategy Fund	—
PFG Global Equity Index Strategy Fund	—
PFG Invesco® Equity Factor Rotation Strategy Fund	—
PFG Janus Henderson® Balanced Strategy Fund	—
PFG Janus Henderson® Tactical Income Strategy Fund	—
PFG JP Morgan® Tactical Aggressive Strategy Fund	—
PFG JP Morgan® Tactical Moderate Strategy Fund	—
PFG Meeder Tactical Strategy Fund	—
PFG MFS® Aggressive Growth Strategy Fund	—
PFG PIMCO Active Core Bond Strategy Fund	106,049
PFG US Equity Index Strategy Fund	—

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2026

At April 30, 2026, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, and utilized capital loss carryforwards as follows:

	Short-Term	Long-Term	Total	CLCF Utilized
PFG American Funds® Conservative Income Strategy Fund	$—	$—	$—	$—
PFG American Funds® Growth Strategy Fund	—	—	—	—
PFG BNY Mellon Diversifier Strategy Fund	—	8,385,301	8,385,301	1,025,215
PFG BR Target Allocation Equity Strategy Fund	—	—	—	—
PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund	—	—	—	531,368
PFG Fidelity Institutional AM® Equity Index Strategy Fund	—	—	—	—
PFG Fidelity Institutional AM® Equity Sector Strategy Fund	—	—	—	—
PFG Global Equity Index Strategy Fund	—	—	—	—
PFG Invesco® Equity Factor Rotation Strategy Fund	—	403,124	403,124	8,375,912
PFG Janus Henderson® Balanced Strategy Fund	—	—	—	293,631
PFG Janus Henderson® Tactical Income Strategy Fund	—	—	—	4,414,178
PFG JP Morgan® Tactical Aggressive Strategy Fund	—	—	—	—
PFG JP Morgan® Tactical Moderate Strategy Fund	—	—	—	2,276,512
PFG Meeder Tactical Strategy Fund	—	—	—	—
PFG MFS® Aggressive Growth Strategy Fund	—	—	—	—
PFG PIMCO Active Core Bond Strategy Fund	1,196,751	5,199,783	6,396,534	21,032
PFG US Equity Index Strategy Fund	—	—	—	—

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of non-deductible expenses, net operating losses, adjustments for prior year tax returns and distributions in excess, resulted in reclassifications for the Funds for the fiscal year ended April 30, 2026 as follows:

	Paid In Capital	Accumulated Earnings (Losses)
PFG American Funds® Conservative Income Strategy Fund	$—	$—
PFG American Funds® Growth Strategy Fund	(11,916,494)	11,916,494
PFG BNY Mellon Diversifier Strategy Fund	—	—
PFG BR Target Allocation Equity Strategy Fund	—	—
PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund	—	—
PFG Fidelity Institutional AM® Equity Index Strategy Fund	(397,895)	397,895
PFG Fidelity Institutional AM® Equity Sector Strategy Fund	—	—
PFG Global Equity Index Strategy Fund	—	—
PFG Invesco® Equity Factor Rotation Strategy Fund	13,923	(13,923)
PFG Janus Henderson® Balanced Strategy Fund	—	—
PFG Janus Henderson® Tactical Income Strategy Fund	—	—
PFG JP Morgan® Tactical Aggressive Strategy Fund	—	—
PFG JP Morgan® Tactical Moderate Strategy Fund	—	—
PFG Meeder Tactical Strategy Fund	(14,341)	14,341
PFG MFS® Aggressive Growth Strategy Fund	(106,463)	106,463
PFG PIMCO Active Core Bond Strategy Fund	—	—
PFG US Equity Index Strategy Fund	(482,901)	482,901

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2026

8.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of April 30, 2026, beneficial ownership in excess of 25% for the Funds is as follows:

Portfolio	Beneficial Owner	% of Outstanding Shares
PFG American Funds®Conservative Income Strategy Fund	Charles Schwab	29%
	NFS	49%
PFG American Funds®Growth Strategy Fund	Charles Schwab	29%
	NFS	54%
PFG BNY Mellon Diversifier Strategy Fund	Charles Schwab	29%
	NFS	50%
PFG BR Target Allocation Equity Strategy Fund	Charles Schwab	25%
	NFS	57%
PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund	Charles Schwab	27%
	NFS	37%
	Pershing	35%
PFG Fidelity Institutional AM® Equity Index Strategy Fund	NFS	56%
PFG Fidelity Institutional AM® Equity Sector Strategy Fund	Charles Schwab	28%
	NFS	49%
PFG Global Equity Index Strategy Fund	Charles Schwab	28%
	NFS	51%
PFG Invesco® Equity Factor Rotation Strategy Fund	Charles Schwab	27%
	NFS	52%
PFG Janus Henderson® Balanced Strategy Fund	Charles Schwab	28%
	NFS	49%
PFG Janus Henderson® Tactical Income Strategy Fund	Charles Schwab	27%
	NFS	47%
	Pershing	25%
PFG JP Morgan® Tactical Aggressive Strategy Fund	NFS	53%
PFG JP Morgan® Tactical Moderate Strategy Fund	Charles Schwab	26%
	NFS	44%
	Pershing	29%
PFG Meeder Tactical Strategy Fund	Charles Schwab	31%
	NFS	48%
PFG MFS® Aggressive Growth Strategy Fund	Charles Schwab	27%
	NFS	53%
PFG PIMCO Active Core Bond Strategy Fund	NFS	66%
PFG US Equity Index Strategy Fund	Charles Schwab	42%
	NFS	38%

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2026

9.	UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

The following Funds currently invest a portion of their assets in the corresponding investment companies. The Funds may redeem their investment from these investment companies at any time if the Adviser determines that it is in the best interest of the Funds and their shareholders to do so. The performance of the Funds will be directly affected by the performance of these investment companies. The financial statements of these investment companies, including their portfolios of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Funds’ financial statements.

Fund	Investment	Percentage of Net Assets
PFG BNY Mellon Diversifier Strategy Fund	BNY Mellon Core Plus Fund, Class I	61.4%
	BNY Mellon Global Real Return Fund, Class I	25.1%
PFG BR Target Allocation Equity Strategy Fund	iShares Core S&P 500 ETF	25.7%
PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund	Fidelity Total Bond Fund, Class Z	41.5%
PFG Fidelity Institutional AM® Equity Index Strategy Fund	Fidelity 500 Index Fund, Institutional Premium Class	61.3%
	Fidelity Global ex US Index Fund, Institutional Premium Class	30.1%
PFG Global Equity Index Strategy Fund	Vanguard Total Stock Market ETF	30.0%
PFG Janus Henderson® Balanced Strategy Fund	Janus Henderson Balanced Fund, Class N	79.9%
PFG Janus Henderson® Tactical Income Strategy Fund	Janus Henderson Flexible Bond Fund, Class N	27.2%
PFG JP Morgan® Tactical Aggressive Strategy Fund	JPMorgan BetaBuilders US Equity ETF	32.1%
PFG Meeder Tactical Strategy Fund	Meeder Muirfield Fund, Institutional Class	56.1%
PFG PIMCO Active Core Bond Strategy Fund	PIMCO Income Fund, Institutional Class	27.9%
	PIMCO Total Return Fund, Institutional Class	38.8%
PFG US Equity Index Strategy Fund	Vanguard S&P 500 ETF	45.2%

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of The Pacific Financial Funds and

Board of Trustees of Northern Lights Fund Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the funds listed below (“The Pacific Financial Funds” or the “Funds”), each a series of Northern Lights Fund Trust, as of April 30, 2026, the related statements of operations, changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of April 30, 2026, and the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Statements of
	Statements of	Changes in Net
Fund Name	Operation	Assets	Financial Highlights
PFG American Funds® Conservative Income Strategy Fund, PFG American Funds® Growth Strategy Fund, PFG BNY Mellon Diversifier Strategy Fund, PFG BR Target Allocation Equity Strategy Fund, PFG Fidelity Institutional AM® Equity Index Strategy Fund, PFG Fidelity Institutional AM® Equity Sector Strategy Fund, PFG Janus Henderson® Tactical Income Strategy Fund, PFG JP Morgan® Tactical Aggressive Strategy Fund, PFG JP Morgan® Tactical Moderate Strategy Fund, PFG Meeder Tactical Strategy Fund, PFG MFS® Aggressive Growth Strategy Fund and PFG PIMCO Active Core Bond Strategy Fund	For the year ended April 30, 2026	For the years ended April 30, 2026 and 2025	For the years ended April 30, 2026, 2025, 2024, 2023, and 2022
PFG Global Equity Index Strategy Fund and PFG US Equity Index Strategy Fund	For the year ended April 30, 2026	For the year ended April 30, 2026 and for the period from May 1, 2024 (commencement of operations) through April 30, 2025
PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund, PFG Invesco® Equity Factor Rotation Strategy Fund and PFG Janus Henderson® Balanced Strategy Fund	For the year ended April 30, 2026	For the years ended April 30, 2026 and 2025	For the years ended April 30, 2026, 2025, 2024, 2023 and for the period from October 29, 2021 (commencement of operations) through April 30, 2022

COHEN & COMPANY, LTD.
Registered with the Public Company Accounting Oversight Board
800.229.1099 I 866.818.4538 fax I cohenco.com

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2026, by correspondence with the custodians and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of certain previously related investment companies within the Fund family since 2008.

COHEN & COMPANY, LTD.

Cleveland, Ohio

June 29, 2026

THE PACIFIC FINANCIAL FUNDS
ADDITIONAL INFORMATION (Unaudited)
April 30, 2026

Foreign Tax Credit (Unaudited)

The following funds intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per outstanding share as of fiscal year ended April 30, 2026, and April 30, 2025 were as follows:

For fiscal year ended
4/30/2026	Foreign Taxes Paid	Foreign Source Income
PFG JP Morgan® Tactical Moderate Strategy Fund	$0.0049	$0.0451
PFG Janus Henderson Tactical Income Strategy Fund	$0.0055	$0.0442

For fiscal year ended
4/30/2025	Foreign Taxes Paid	Foreign Source Income
PFG Janus Henderson® Tactical Income Strategy Fund	$0.0053	$0.0697
PFG JP Morgan® Tactical Moderate Strategy Fund	$0.0054	$0.0535
PFG Janus Henderson Tactical Income Strategy Fund	$0.0059	$0.0582
PFG Global Equity Index Strategy Fund	$0.0106	$0.0987

Changes in and Disagreements with Accountants

Not applicable

Proxy Disclosures

Not applicable

Remuneration Paid to Trustees, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement (Unaudited)

The Pacific Financial Group, LLC – Adviser to the following funds *:

PFG JP Morgan® Tactical Moderate Strategy Fund (“JP Morgan Moderate”),
PFG JP Morgan® Tactical Aggressive Strategy Fund (“JP Morgan Aggressive”),
PFG Meeder Tactical Strategy Fund (“PFG Meeder”),
PFG BNY Mellon® Diversifier Strategy Fund (“PFG BNY Mellon”)
PFG PIMCO Active Core Bond Strategy Fund (“PFG PIMCO”),
PFG MFS® Aggressive Growth Strategy Fund (“PFG MFS”),
PFG American Funds® Growth Strategy Fund (“PFG American Growth”),
PFG American Funds® Conservative Income Strategy Fund (“PFG American Conservative”),
PFG BR Target Allocation Equity Strategy Fund (“PFG BR Target”),
PFG Fidelity Institutional AM® Equity Sector Strategy Fund (“PFG Fidelity Sector”),
PFG Fidelity Institutional AM® Equity Index Strategy Fund (“PFG Fidelity Index”),
PFG Janus Henderson® Tactical Income Strategy Fund (“PFG Janus Tactical”),
PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund (“PFG Fidelity Core”),
PFG Janus Henderson® Balanced Strategy Fund (“PFG Janus Balanced”),
PFG Invesco® Equity Factor Rotation Strategy Fund (“PFG Invesco”),
PFG Global Equity Index Strategy Fund (“PFG Global Equity”),
PFG US Equity Index Strategy Fund (“PFG US Equity”),
(each the “Fund” and collectively the “PFG Funds”) *

THE PACIFIC FINANCIAL FUNDS
ADDITIONAL INFORMATION (Unaudited)(Continued)
April 30, 2026

In connection with the regular meeting held on November 11-12, 2025 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of an investment advisory agreement (the “Advisory Agreement”) between The Pacific Financial Group, LLC (“PFG” or the “Adviser”) and the Trust, with respect to the PFG Funds. In considering the renewal of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Advisory Agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Service. The Board noted that the Adviser was established in 1984 and provided investment solutions and money management services for self-directed retirement plan participants which were customized to their individual financial goals and risk profiles through model portfolios. The Board acknowledged that the Adviser created and administered a unique program that enabled retirement plan participants to access the combined experience and skills of the Adviser’s investment team, in addition to well-known strategists to construct customized model portfolios. The Board established that the Adviser managed approximately $4.7 billion. The Board evaluated the background information of key investment personnel responsible for servicing the PFG Funds taking into consideration the team’s financial industry experience and educational background. The Board noted that in October 2025, a managing member resumed her role as the Adviser’s CEO and an industry veteran with significant experience was named as CCO and Chief Legal Officer. The Board agreed that the managing member resuming the role of CEO would not be disruptive to the quality of services of the Adviser as she had previously managed these responsibilities. Additionally, the Board acknowledged two experienced portfolio managers replaced two departing portfolio managers. The Board observed that the Adviser executed ongoing due diligence on each PFG Fund’s models and strategy. The Board contemplated the Adviser’s investment process and recognized that the Adviser used third-party research tools to evaluate investment performance relative to relevant peer groups and benchmarks. The Board further observed that the third-party research tools allowed investors to build bespoke portfolios that incorporated each investor’s risk tolerances and investment goals. The Board appraised the Adviser’s broker-dealer criteria selection and noted that the Adviser selected and evaluated broker-dealers based on a variety of abilities including execution quality, commission rates, trade reporting analysis, and research provided. The Board concluded that the Adviser provided quality service to the PFG Funds and their respective shareholders.

Performance.

JP Morgan Moderate. The Board remarked that the Fund had underperformed its Morningstar category median and benchmark index across all time periods. However, the Board noted that the Fund’s utilization of RiskPro® to manage the Fund’s volatility had produced strong Sharpe and Sortino ratios against its peer group for the one-, three-, and five-year periods. The Board acknowledged that the Fund’s one- and three-year returns demonstrated consistency in the Fund’s approach. The Board agreed that Fund’s performance was satisfactory.

JP Morgan Aggressive. The Board evaluated the Fund’s performance, noting that the Fund’s returns consistently outperformed its peer group median for the one-, three- and five-year periods. The Board agreed that performance was satisfactory.

PFG Meeder. The Board noted that the Fund underperformed its benchmark index over the one-year period, however the Fund outperformed over the three- and five-year periods. The Board further noted that the Fund’s Sharpe ratios were acceptable, and the Fund had performed well in balancing risk and returns. The Board concluded that the Adviser was executing the strategy as designed.

PFG BNY Mellon. The Board observed that the Fund underperformed its benchmark over the one-year period but outperformed over the three- and five-year periods. The Board acknowledged that although it underperformance it

THE PACIFIC FINANCIAL FUNDS
ADDITIONAL INFORMATION (Unaudited)(Continued)
April 30, 2026

peers, returns were consistently positive and the Fund continued to demonstrate significant attention to risk, as seen by the Fund’s standard deviation over an extended period. The Board concluded that the Adviser was managing the strategy as designed.

PFG PIMCO. The Board observed that the Fund’s one- and three-year returns outperformed the benchmark index. The Board acknowledged the Fund’s relative performance was high as was its volatility ranking. The Board concluded that the Adviser had managed the Fund consistent with its investment objective.

PFG MFS. The Board noted that the Fund had positive returns across all periods, which reflected the more risk adverse nature of the portfolio. The Board further noted that the Adviser had shown it can manage assets for positive returns while maintaining a conservative approach to risk. The Board concluded that the Adviser had managed the Fund in a manner consistent with its investment objective.

PFG American Growth. The Board remarked that the Fund’s one- and three-year return outperformed its benchmark index and has had a strong performance over the past three years. The Board recognized that the Fund’s top quartile ranking demonstrated consistent management and that the Fund was managed as designed.

PFG American Conservative. The Board recognized that the Fund underperformed its benchmark index over the one- and three-year periods, however the Board acknowledged the Fund’s first quartile volatility ranking demonstrated a focused approach on conservative portfolio management. The Board remarked that although the Fund returns generally lagged its peer group and Morningstar category, the Fund consistently maintained positive returns. The Board concluded that the Adviser was executing the strategy as designed.

PFG BR Target. The Board discussed that the Fund outperformed its peer group and Morningstar category median over the one-year period. The Board observed that the Fund consistently outperformed its Morningstar category median for the three- and five-year period. The Board noted that the Fund remained at the peer group median for the three- and five-year period. The Board remarked that the Fund had strong Sharpe and Sortino ratios relative to its peer group. The Board concluded that the Adviser had managed the Fund in a manner consistent with its investment objective.

PFG Fidelity Sector. The Board observed that the Fund outperformed its benchmark index for its since inception, three- and five-year periods. The Board noted that the Fund’s performance was above its peer group and Morningstar category median. The Board agreed that the Adviser implemented the Fund’s strategy as designed.

PFG Fidelity Index. The Board noted that the Fund lagged its benchmark index for all periods. The Board acknowledged that the Fund outperformed its peer group and Morningstar category medians over the one-year period. The Board remarked that the Fund had solid Sharpe and Sortino ratios. The Board concluded that the Adviser implemented the Fund’s strategy as designed.

PFG Janus Tactical. The Board acknowledged that while the Fund underperformed its index benchmark across all periods, that the Fund’s performance placed it in the top two quartiles for its one- and three-year periods within the peer group and Morningstar category. The Board considered that the Fund achieved high ranking in its risk adjusted returns. The Board noted that the Fund was performing in a manner consistent with its investment objective.

PFG Fidelity Core. The Board noted that the Fund unperformed its index benchmark, peer group, and Morningstar category median. The Board further noted that the Fund required additional time to generate returns in a difficult fixed income environment, however its emphasis on managing risk could provide positive results for investors. The Board stated that the Fund was performing in a manner consistent with its investment objective and focused to improving performance within the next year.

PFG Janus Balanced. The Board observed that the Fund outperformed its index benchmark and peer group for the one- and three-year periods. The Board noted that the Fund’s improving Sharpe and Sortino ratios demonstrated attention paid to managing risk. The Board agreed that Fund’s performance was satisfactory.

PFG Invesco. The Board acknowledged that although the Fund lagged the peer group and Morningstar category medians for the three- and five-year periods, the Fund had shown improvement over the past year ranking

THE PACIFIC FINANCIAL FUNDS
ADDITIONAL INFORMATION (Unaudited)(Continued)
April 30, 2026

significantly above the peer group and Morningstar category in the one-year period. The Board observed that the Fund had produced strong Sharpe and Sortino ratios. The Board stated that the Fund was being managed in accordance with its objective.

PFG Global Equity. The Board remarked that the Fund outperformed its peer group and Morningstar category medians for the since inception and one-year periods. The Board noted that the Fund had been in operation for only over one year and had produced solid Sharpe and Sortino ratios. The Board concluded that the Adviser has managed the Fund as designed.

PFG US Equity. The Board noted that the Fund slightly underperformed its Morningstar category median, however the Fund outperformed its peer group median for the since inception and one-year periods. The Board agreed that Fund’s performance was satisfactory.

Fees and Expenses. The Board observed that each Fund’s advisory fee was higher than its respective Morningstar category and peer group median and average.

JP Morgan Moderate. The Board considered that the fee was above the category average of 0.35%, and equal to the category high.

JP Morgan Aggressive. The Board considered that the fee was above the category average of 0.68%, and slightly below the category high.

PFG Meeder. The Board considered that the fee was above the category average of 0.90%, and slightly below the category high.

PFG BNY Mellon. The Board considered that the fee was above the category average of 0.29%, and below the category high of 1.50%.

PFG PIMCO. The Board considered that the fee was above the category average of 0.38%, and equal to the category high.

PFG MFS. The Board considered that the fee was above the category average of 0.68%, and below the category high of 1.62%.

PFG American Growth. The Board considered that the fee was above the category average of 0.62%, and below the category high.

PFG American Conservative: The Board considered that the fee was above the category average of 0.35%, and equal to the category high.

PFG BR Target. The Board considered that the fee was above the category average of 0.68%, and below the category high of 1.62%.

PFG Fidelity Sector. The Board considered that the fee was above the category average of 0.58%, and below the category high of 1.62%.

PFG Fidelity Index. The Board considered that the fee was above the category average of 0.68%, below the category high of 1.62%.

PFG Janus Tactical. The Board considered that the fee was above the category average of 0.33%, and equal to the category high.

PFG Fidelity Core. The Board considered that the fee was above the category average of 0.38%, and equal to the category high.

THE PACIFIC FINANCIAL FUNDS
ADDITIONAL INFORMATION (Unaudited)(Continued)
April 30, 2026

PFG Janus Balanced. The Board considered that the fee was above the category average of 0.35%, and equal to the category high.

PFG Invesco. The Board considered that the fee was above the category average of 0.82%, and slightly below the category high.

PFG Global Equity. The Board considered that the fee was above the category average of 0.68%, and below the category high of 1.62%.

PFG US Equity. The Board considered that the fee was above the category average of 0.58%, and below the category high of 1.62%.

The Board noted that a portion of the Adviser’s reasonable profits derived from its total compensation paid by the PFG Funds was paid to third-party investment advisers that delivered ongoing shareholder services and investment advice to the shareholders, an important service for self-directed retirement plan investors. The Board acknowledged that the risk-based strategies provided shareholders with the option to establish an investment plan based on an individual risk profile. The Board evaluated each Fund’s net expense ratio of 1.99%, observing that the net expense ratio was higher than the peer group and Morningstar category median and average. The Board deliberated the reasonableness of the fees, contemplated the ancillary benefits of the administrative services fee, and determined that each Fund’s advisory fee was not unreasonable given the package of distinctive services provided to each of the PFG Funds and their respective shareholders.

Profitability. The Board examined the profitability analysis furnished by the Adviser, which examined income and expenses related solely to each Fund’s Advisory Agreement, profits from supplementary services provided to each of the Funds under the administrative services agreement, and on an aggregate basis. The Board observed that with respect to each Fund, the Adviser’s profitability was reasonable in terms of both percentage of revenue and actual dollars paid given the level of services provided to the Funds and the shareholders. The Board concluded that the Adviser’s profits on an aggregate and on a fund-by-fund basis were not excessive.

Economies of Scale. The Board contemplated whether the Adviser had achieved economies of scale with respect to the management of the PFG Funds. They acknowledged that PFG did not anticipate any obstacles to growth, from an investment management, compliance, or operational perspective. They observed that each of the advisory fees provided breakpoints at a certain aggregate asset level, that the PFG Funds were paying a reduced fee based on the breakpoints, and that the Adviser and the Board would continue to monitor the growth in assets of the PFG Funds and whether the PFG Funds, on an aggregate or individual basis, reached a level where additional concessions should be considered. The Board acknowledged that PFG had agreed to further evaluate potential fee reductions. After further dialogue, the Board concluded that the current breakpoints were reasonable.

Conclusion. The Board requested and received such information from the Adviser as deemed to be reasonably necessary to assess the terms of the Advisory Agreement, and as aided by the advice of independent counsel, the Board concluded that renewal of the Advisory Agreement was in the best interests of the shareholders of each of the PFG Funds.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the PFG Funds.

Information regarding how a Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that a Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-451-TPFG, by visiting https://www.tpfg.com/funds-reports, or by referring to the Securities and Exchange Commission’s(“SEC”)website at http://www.sec.gov.

INVESTMENT ADVISOR

The Pacific Financial Group, LLC

1920 Adelicia Street, Suite 500

Nashville, TN 37212

ADMINISTRATOR

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)
/s/ Kevin Wolf
Kevin Wolf, President

Date	7/7/26

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Kevin Wolf
Kevin Wolf, President

Date	7/7/26

By (Signature and Title)
/s/ Jim Colantino
Jim Colantino, Treasurer

Date	7/7/26